Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
1	United States Treasury Note/Bond	1.500%	10/31/21	24,755	24,697
	United States Treasury Note/Bond	1.625%	11/15/22	138,430	138,538
	United States Treasury Note/Bond	1.500%	11/30/24	105,900	105,305
Total U.S. Government and Agency Obligations (Cost $268,440)					268,540
Corporate Bonds (97.4%)
Finance (40.3%)
	Banking (32.7%)
	Ally Financial Inc.	4.250%	4/15/21	7,578	7,777
	Ally Financial Inc.	4.125%	2/13/22	14,900	15,384
	Ally Financial Inc.	4.625%	5/19/22	597	625
	Ally Financial Inc.	3.875%	5/21/24	11,980	12,459
	Ally Financial Inc.	5.125%	9/30/24	11,195	12,259
	American Express Co.	3.000%	2/22/21	8,307	8,405
	American Express Co.	3.375%	5/17/21	16,887	17,202
	American Express Co.	3.700%	11/5/21	24,398	25,174
	American Express Co.	2.750%	5/20/22	15,400	15,651
	American Express Co.	2.500%	8/1/22	39,978	40,407
	American Express Co.	2.650%	12/2/22	26,687	27,099
	American Express Co.	3.400%	2/27/23	22,182	23,026
	American Express Co.	3.700%	8/3/23	26,933	28,295
	American Express Co.	3.400%	2/22/24	17,336	18,107
	American Express Co.	2.500%	7/30/24	17,350	17,494
	American Express Credit Corp.	2.250%	5/5/21	38,722	38,896
	American Express Credit Corp.	2.700%	3/3/22	24,880	25,273
	Associated Bank NA	3.500%	8/13/21	4,500	4,581
	Australia & New Zealand Banking Group Ltd.	3.300%	5/17/21	2,105	2,145
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	11,959	12,007
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	13,200	13,339
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	7,496	7,605
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	27,379	27,842
	Banco Santander SA	3.500%	4/11/22	16,850	17,304
	Banco Santander SA	3.125%	2/23/23	13,515	13,759
	Banco Santander SA	3.848%	4/12/23	11,850	12,362
	Banco Santander SA	2.706%	6/27/24	24,600	24,841
	Bancolombia SA	5.950%	6/3/21	12,800	13,399
	Bank of America Corp.	5.875%	1/5/21	6,246	6,503
	Bank of America Corp.	2.625%	4/19/21	36,874	37,155
	Bank of America Corp.	5.000%	5/13/21	1	1
2	Bank of America Corp.	2.738%	1/23/22	35,195	35,430
	Bank of America Corp.	5.700%	1/24/22	3,304	3,559
2	Bank of America Corp.	3.499%	5/17/22	24,962	25,444
	Bank of America Corp.	2.503%	10/21/22	19,491	19,702
	Bank of America Corp.	3.300%	1/11/23	67,375	69,691
2	Bank of America Corp.	3.124%	1/20/23	44,431	45,313
2	Bank of America Corp.	2.881%	4/24/23	21,011	21,323
2	Bank of America Corp.	2.816%	7/21/23	35,885	36,442
	Bank of America Corp.	4.100%	7/24/23	37,258	39,689
	Bank of America Corp.	3.004%	12/20/23	102,950	105,018

Bank of America Corp.	4.125%	1/22/24	49,513	52,999
2 Bank of America Corp.	3.550%	3/5/24	60,425	62,550
Bank of America Corp.	4.000%	4/1/24	18,775	20,073
2 Bank of America Corp.	3.864%	7/23/24	40,615	42,669
Bank of America Corp.	4.200%	8/26/24	30,654	32,817
2 Bank of America Corp.	3.458%	3/15/25	32,718	34,106
2 Bank of America Corp.	3.093%	10/1/25	36,950	38,070
2 Bank of America Corp.	2.456%	10/22/25	26,900	26,996
2 Bank of America NA	3.335%	1/25/23	905	926
Bank of Montreal	3.100%	4/13/21	22,838	23,185
Bank of Montreal	1.900%	8/27/21	28,538	28,515
Bank of Montreal	2.900%	3/26/22	46,000	46,881
Bank of Montreal	2.350%	9/11/22	17,539	17,695
Bank of Montreal	2.550%	11/6/22	9,203	9,341
Bank of Montreal	3.300%	2/5/24	37,510	39,012
Bank of Montreal	2.500%	6/28/24	15,484	15,606
2 Bank of Montreal	4.338%	10/5/28	6,100	6,397
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,046
Bank of New York Mellon Corp.	2.500%	4/15/21	8,372	8,434
Bank of New York Mellon Corp.	2.050%	5/3/21	21,958	21,990
Bank of New York Mellon Corp.	3.550%	9/23/21	8,546	8,790
Bank of New York Mellon Corp.	2.600%	2/7/22	26,844	27,217
Bank of New York Mellon Corp.	1.950%	8/23/22	15,353	15,361
Bank of New York Mellon Corp.	2.950%	1/29/23	4,806	4,937
Bank of New York Mellon Corp.	3.500%	4/28/23	9,906	10,366
2 Bank of New York Mellon Corp.	2.661%	5/16/23	27,355	27,713
Bank of New York Mellon Corp.	3.450%	8/11/23	11,980	12,579
Bank of New York Mellon Corp.	2.200%	8/16/23	17,893	17,947
Bank of New York Mellon Corp.	3.650%	2/4/24	7,558	8,030
Bank of New York Mellon Corp.	3.400%	5/15/24	19,738	20,735
Bank of New York Mellon Corp.	3.250%	9/11/24	7,079	7,428
Bank of New York Mellon Corp.	2.100%	10/24/24	12,115	12,078
Bank of Nova Scotia	2.500%	1/8/21	19,080	19,204
Bank of Nova Scotia	4.375%	1/13/21	14,383	14,763
Bank of Nova Scotia	2.450%	3/22/21	19,031	19,131
Bank of Nova Scotia	3.125%	4/20/21	13,301	13,504
Bank of Nova Scotia	2.800%	7/21/21	17,382	17,613
Bank of Nova Scotia	2.700%	3/7/22	36,015	36,571
Bank of Nova Scotia	2.450%	9/19/22	10,635	10,771
Bank of Nova Scotia	2.000%	11/15/22	8,300	8,284
Bank of Nova Scotia	2.375%	1/18/23	3,390	3,423
Bank of Nova Scotia	3.400%	2/11/24	20,216	21,134
2 Bank of Nova Scotia	4.650%	12/31/49	4,050	4,060
Barclays Bank plc	2.650%	1/11/21	33,502	33,679
Barclays Bank plc	3.750%	5/15/24	2,100	2,217
Barclays plc	3.250%	1/12/21	14,720	14,871
Barclays plc	3.200%	8/10/21	22,340	22,643
Barclays plc	3.684%	1/10/23	16,850	17,220
2 Barclays plc	4.610%	2/15/23	32,600	33,979
2 Barclays plc	4.338%	5/16/24	30,499	32,004
2 Barclays plc	3.932%	5/7/25	31,175	32,413
BBVA USA	3.500%	6/11/21	7,075	7,200
BBVA USA	2.875%	6/29/22	11,969	12,137
BBVA USA	2.500%	8/27/24	14,615	14,547
BNP Paribas SA	5.000%	1/15/21	40,777	42,114
BNP Paribas SA	3.250%	3/3/23	12,845	13,320

BNP Paribas SA	4.250%	10/15/24	14,804	15,685
BPCE SA	2.650%	2/3/21	9,270	9,330
BPCE SA	2.750%	12/2/21	9,601	9,725
3 BPCE SA	3.000%	5/22/22	4,300	4,373
BPCE SA	4.000%	4/15/24	26,561	28,440
Canadian Imperial Bank of Commerce	2.700%	2/2/21	5,779	5,831
Canadian Imperial Bank of Commerce	2.550%	6/16/22	22,736	23,022
2 Canadian Imperial Bank of Commerce	2.606%	7/22/23	11,500	11,587
Canadian Imperial Bank of Commerce	3.500%	9/13/23	16,200	16,975
Canadian Imperial Bank of Commerce	3.100%	4/2/24	18,003	18,550
Capital One Bank USA NA	3.375%	2/15/23	26,239	27,038
Capital One Financial Corp.	3.450%	4/30/21	12,848	13,074
Capital One Financial Corp.	4.750%	7/15/21	24,954	25,990
Capital One Financial Corp.	3.050%	3/9/22	16,654	16,990
Capital One Financial Corp.	3.200%	1/30/23	20,078	20,644
Capital One Financial Corp.	3.500%	6/15/23	29,929	31,081
Capital One Financial Corp.	3.900%	1/29/24	8,010	8,443
Capital One Financial Corp.	3.750%	4/24/24	14,575	15,265
Capital One Financial Corp.	3.300%	10/30/24	11,809	12,211
Capital One NA	2.950%	7/23/21	21,505	21,782
Capital One NA	2.250%	9/13/21	7,503	7,516
Capital One NA	2.650%	8/8/22	20,295	20,540
Capital One NA	2.150%	9/6/22	17,650	17,599
Citibank NA	2.850%	2/12/21	18,575	18,755
Citibank NA	3.400%	7/23/21	16,241	16,589
2 Citibank NA	3.165%	2/19/22	28,374	28,745
2 Citibank NA	2.844%	5/20/22	12,400	12,533
Citibank NA	3.650%	1/23/24	28,965	30,677
Citigroup Inc.	2.700%	3/30/21	52,416	52,878
Citigroup Inc.	2.350%	8/2/21	28,440	28,563
Citigroup Inc.	2.900%	12/8/21	54,537	55,443
Citigroup Inc.	4.500%	1/14/22	33,579	35,234
Citigroup Inc.	2.750%	4/25/22	27,663	28,067
Citigroup Inc.	4.050%	7/30/22	6,585	6,880
Citigroup Inc.	2.700%	10/27/22	22,469	22,816
2 Citigroup Inc.	2.312%	11/4/22	11,000	11,022
2 Citigroup Inc.	3.142%	1/24/23	46,574	47,491
Citigroup Inc.	3.375%	3/1/23	7,830	8,114
Citigroup Inc.	3.500%	5/15/23	16,349	16,917
2 Citigroup Inc.	2.876%	7/24/23	43,041	43,604
Citigroup Inc.	3.875%	10/25/23	21,855	23,208
2 Citigroup Inc.	4.044%	6/1/24	33,595	35,376
Citigroup Inc.	3.750%	6/16/24	11,125	11,765
Citigroup Inc.	4.000%	8/5/24	10,785	11,516
2 Citigroup Inc.	3.352%	4/24/25	33,100	34,316
Citizens Bank NA	2.550%	5/13/21	14,767	14,863
Citizens Bank NA	3.250%	2/14/22	5,050	5,174
Citizens Bank NA	2.650%	5/26/22	9,454	9,547
Citizens Bank NA	3.700%	3/29/23	18,230	19,070
Citizens Financial Group Inc.	2.375%	7/28/21	4,450	4,454
Comerica Bank	2.500%	7/23/24	1,850	1,875
Comerica Inc.	3.700%	7/31/23	19,800	20,841
Commonwealth Bank of Australia	2.550%	3/15/21	8,025	8,078
3 Commonwealth Bank of Australia	2.750%	3/10/22	5,500	5,586
3 Commonwealth Bank of Australia	3.350%	6/4/24	2,350	2,463
Cooperatieve Rabobank UA	4.500%	1/11/21	23,292	23,909

Cooperatieve Rabobank UA	2.500%	1/19/21	41,995	42,249
Cooperatieve Rabobank UA	3.125%	4/26/21	10,600	10,763
Cooperatieve Rabobank UA	2.750%	1/10/22	21,153	21,457
Cooperatieve Rabobank UA	3.875%	2/8/22	40,502	42,045
Cooperatieve Rabobank UA	3.950%	11/9/22	19,592	20,442
Cooperatieve Rabobank UA	2.750%	1/10/23	17,940	18,262
Cooperatieve Rabobank UA	4.625%	12/1/23	24,671	26,567
Credit Suisse AG	3.000%	10/29/21	28,727	29,243
Credit Suisse AG	2.100%	11/12/21	6,750	6,764
Credit Suisse AG	3.625%	9/9/24	47,345	50,127
3 Credit Suisse Group AG	3.574%	1/9/23	15,675	16,038
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	37,000	37,345
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	37,006	37,574
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	16,676	17,315
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	16,774	17,499
Deutsche Bank AG	3.125%	1/13/21	7,880	7,892
Deutsche Bank AG	3.150%	1/22/21	36,721	36,731
Deutsche Bank AG	4.250%	2/4/21	19,166	19,411
Deutsche Bank AG	3.375%	5/12/21	17,522	17,593
Deutsche Bank AG	3.375%	5/12/21	148	149
Deutsche Bank AG	4.250%	10/14/21	43,925	44,876
Deutsche Bank AG	5.000%	2/14/22	12,062	12,537
Deutsche Bank AG	3.300%	11/16/22	21,530	21,597
Deutsche Bank AG	3.950%	2/27/23	13,995	14,229
Deutsche Bank AG	3.700%	5/30/24	21,924	21,971
Deutsche Bank AG	3.700%	5/30/24	2,114	2,121
Discover Bank	3.200%	8/9/21	12,417	12,596
Discover Bank	3.350%	2/6/23	6,852	7,065
Discover Bank	4.200%	8/8/23	22,570	24,046
Discover Bank	2.450%	9/12/24	12,500	12,492
2 Discover Bank	4.682%	8/9/28	6,115	6,412
Discover Financial Services	5.200%	4/27/22	6,406	6,834
Discover Financial Services	3.850%	11/21/22	10,233	10,719
Discover Financial Services	3.950%	11/6/24	3,113	3,306
Fifth Third Bancorp	3.500%	3/15/22	9,085	9,348
Fifth Third Bancorp	2.600%	6/15/22	7,168	7,240
Fifth Third Bancorp	4.300%	1/16/24	12,935	13,883
Fifth Third Bancorp	3.650%	1/25/24	23,075	24,273
Fifth Third Bank	2.250%	6/14/21	16,428	16,472
Fifth Third Bank	3.350%	7/26/21	7,715	7,883
Fifth Third Bank	2.875%	10/1/21	20,364	20,626
First Horizon National Corp.	3.500%	12/15/20	8,345	8,448
First Republic Bank	2.500%	6/6/22	11,400	11,483
Goldman Sachs Group Inc.	2.600%	12/27/20	11,180	11,167
Goldman Sachs Group Inc.	2.875%	2/25/21	25,435	25,671
Goldman Sachs Group Inc.	2.625%	4/25/21	24,673	24,841
Goldman Sachs Group Inc.	5.250%	7/27/21	49,265	51,799
Goldman Sachs Group Inc.	2.350%	11/15/21	32,784	32,861
Goldman Sachs Group Inc.	5.750%	1/24/22	66,867	71,783
Goldman Sachs Group Inc.	3.000%	4/26/22	52,739	53,306
2 Goldman Sachs Group Inc.	2.876%	10/31/22	51,308	51,838
Goldman Sachs Group Inc.	3.625%	1/22/23	42,820	44,659
Goldman Sachs Group Inc.	3.200%	2/23/23	22,873	23,458
2 Goldman Sachs Group Inc.	2.908%	6/5/23	36,155	36,627
2 Goldman Sachs Group Inc.	2.905%	7/24/23	48,346	49,134
Goldman Sachs Group Inc.	3.625%	2/20/24	28,809	30,184

Goldman Sachs Group Inc.	4.000%	3/3/24	31,200	33,170
Goldman Sachs Group Inc.	3.850%	7/8/24	37,735	39,941
Goldman Sachs Group Inc.	3.500%	1/23/25	5,000	5,201
2 Goldman Sachs Group Inc.	3.272%	9/29/25	26,700	27,560
HSBC Holdings plc	3.400%	3/8/21	39,977	40,589
HSBC Holdings plc	5.100%	4/5/21	33,137	34,431
HSBC Holdings plc	2.950%	5/25/21	42,644	43,141
HSBC Holdings plc	2.650%	1/5/22	47,525	47,971
HSBC Holdings plc	4.875%	1/14/22	10,665	11,258
HSBC Holdings plc	4.000%	3/30/22	15,415	16,063
2 HSBC Holdings plc	3.262%	3/13/23	42,092	42,904
HSBC Holdings plc	3.600%	5/25/23	33,281	34,676
2 HSBC Holdings plc	3.033%	11/22/23	21,550	21,940
HSBC Holdings plc	4.250%	3/14/24	20,876	22,013
2 HSBC Holdings plc	3.950%	5/18/24	32,854	34,332
2 HSBC Holdings plc	3.803%	3/11/25	79,913	83,485
2 HSBC Holdings plc	2.633%	11/7/25	10,125	10,090
HSBC USA Inc.	3.500%	6/23/24	11,650	12,250
Huntington Bancshares Inc.	7.000%	12/15/20	7,060	7,398
Huntington Bancshares Inc.	3.150%	3/14/21	14,373	14,540
Huntington Bancshares Inc.	2.300%	1/14/22	19,890	19,958
Huntington Bancshares Inc.	2.625%	8/6/24	10,800	10,879
Huntington National Bank	3.250%	5/14/21	7,547	7,670
Huntington National Bank	3.125%	4/1/22	7,250	7,394
Huntington National Bank	2.500%	8/7/22	2,450	2,476
Huntington National Bank	3.550%	10/6/23	20,327	21,297
ING Groep NV	3.150%	3/29/22	22,980	23,483
ING Groep NV	4.100%	10/2/23	12,735	13,509
ING Groep NV	3.550%	4/9/24	23,460	24,451
3 Intesa Sanpaolo SPA	3.375%	1/12/23	2,800	2,826
Intesa Sanpaolo SPA	5.250%	1/12/24	6,542	7,055
JPMorgan Chase & Co.	2.550%	3/1/21	27,734	27,900
JPMorgan Chase & Co.	4.625%	5/10/21	31,190	32,365
JPMorgan Chase & Co.	2.400%	6/7/21	20,746	20,853
JPMorgan Chase & Co.	2.295%	8/15/21	50,393	50,475
JPMorgan Chase & Co.	4.350%	8/15/21	36,856	38,290
JPMorgan Chase & Co.	4.500%	1/24/22	42,203	44,328
2 JPMorgan Chase & Co.	3.514%	6/18/22	25,075	25,617
JPMorgan Chase & Co.	3.250%	9/23/22	34,965	36,124
JPMorgan Chase & Co.	2.972%	1/15/23	48,018	48,829
JPMorgan Chase & Co.	3.200%	1/25/23	42,274	43,649
2 JPMorgan Chase & Co.	3.207%	4/1/23	31,550	32,306
2 JPMorgan Chase & Co.	2.776%	4/25/23	28,811	29,212
JPMorgan Chase & Co.	3.375%	5/1/23	36,462	37,847
JPMorgan Chase & Co.	2.700%	5/18/23	34,977	35,568
JPMorgan Chase & Co.	3.875%	2/1/24	14,926	15,841
2 JPMorgan Chase & Co.	3.559%	4/23/24	42,167	43,906
JPMorgan Chase & Co.	3.625%	5/13/24	29,600	31,353
2 JPMorgan Chase & Co.	3.797%	7/23/24	33,589	35,470
JPMorgan Chase & Co.	3.875%	9/10/24	34,383	36,550
2 JPMorgan Chase & Co.	4.023%	12/5/24	40,280	42,899
2 JPMorgan Chase & Co.	3.220%	3/1/25	42,280	43,771
2 JPMorgan Chase & Co.	2.301%	10/15/25	21,000	20,895
KeyBank NA	3.350%	6/15/21	9,080	9,264
KeyBank NA	2.500%	11/22/21	6,365	6,422
KeyBank NA	3.300%	2/1/22	7,955	8,165

KeyBank NA	2.400%	6/9/22	8,969	9,043
KeyBank NA	2.300%	9/14/22	6,555	6,594
KeyBank NA	3.375%	3/7/23	9,615	9,968
2 KeyBank NA	3.180%	10/15/27	3,875	3,952
KeyCorp	5.100%	3/24/21	19,361	20,111
Lloyds Bank plc	6.375%	1/21/21	17,860	18,713
Lloyds Bank plc	3.300%	5/7/21	14,085	14,319
Lloyds Bank plc	2.250%	8/14/22	3,367	3,373
Lloyds Banking Group plc	3.100%	7/6/21	16,050	16,276
Lloyds Banking Group plc	3.000%	1/11/22	20,995	21,296
2 Lloyds Banking Group plc	2.858%	3/17/23	36,400	36,624
Lloyds Banking Group plc	4.050%	8/16/23	26,554	28,003
2 Lloyds Banking Group plc	2.907%	11/7/23	39,305	39,767
Lloyds Banking Group plc	3.900%	3/12/24	14,100	14,780
Lloyds Banking Group plc	4.500%	11/4/24	19,751	20,950
M&T Bank Corp.	3.550%	7/26/23	10,936	11,488
Manufacturers & Traders Trust Co.	2.625%	1/25/21	8,552	8,617
Manufacturers & Traders Trust Co.	2.500%	5/18/22	5,363	5,429
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	23,774	24,019
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	11,190	11,433
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	21,125	21,156
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	17,997	18,323
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	13,750	14,067
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	29,045	29,388
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	29,531	29,883
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	29,857	30,922
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	37,365	39,187
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	9,250	9,303
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	35,120	36,547
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	19,215	19,560
Mizuho Financial Group Inc.	2.273%	9/13/21	15,560	15,586
Mizuho Financial Group Inc.	2.953%	2/28/22	17,273	17,541
Mizuho Financial Group Inc.	2.601%	9/11/22	5,800	5,855
Mizuho Financial Group Inc.	3.549%	3/5/23	19,957	20,691
2 Mizuho Financial Group Inc.	2.721%	7/16/23	12,080	12,201
2 Mizuho Financial Group Inc.	3.922%	9/11/24	22,570	23,711
2 Mizuho Financial Group Inc.	2.839%	7/16/25	17,910	18,153
2 Mizuho Financial Group Inc.	2.555%	9/13/25	7,425	7,408
Morgan Stanley	5.750%	1/25/21	24,578	25,595
Morgan Stanley	2.500%	4/21/21	50,086	50,367
Morgan Stanley	5.500%	7/28/21	44,095	46,471
Morgan Stanley	2.625%	11/17/21	56,082	56,669
Morgan Stanley	2.750%	5/19/22	36,511	37,004
Morgan Stanley	4.875%	11/1/22	27,920	29,936
Morgan Stanley	3.125%	1/23/23	27,865	28,611
Morgan Stanley	3.750%	2/25/23	47,037	49,263
Morgan Stanley	4.100%	5/22/23	28,344	29,878
2 Morgan Stanley	3.737%	4/24/24	50,239	52,487
Morgan Stanley	3.875%	4/29/24	44,248	47,004
Morgan Stanley	3.700%	10/23/24	38,260	40,498
2 Morgan Stanley	2.720%	7/22/25	30,000	30,346
Morgan Stanley	4.000%	7/23/25	7,815	8,427
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,275	3,388
MUFG Union Bank NA	3.150%	4/1/22	29,020	29,694
National Australia Bank Ltd.	2.500%	1/12/21	10,975	11,033
National Australia Bank Ltd.	2.625%	1/14/21	20,230	20,361

National Australia Bank Ltd.	1.875%	7/12/21	9,160	9,140
National Australia Bank Ltd.	3.375%	9/20/21	11,950	12,240
National Australia Bank Ltd.	3.700%	11/4/21	13,500	13,929
National Australia Bank Ltd.	2.800%	1/10/22	20,650	20,972
National Australia Bank Ltd.	2.500%	5/22/22	13,528	13,671
National Australia Bank Ltd.	3.000%	1/20/23	10,700	10,961
National Australia Bank Ltd.	2.875%	4/12/23	7,615	7,791
National Australia Bank Ltd.	3.625%	6/20/23	5,300	5,565
Northern Trust Corp.	3.375%	8/23/21	8,794	9,006
Northern Trust Corp.	2.375%	8/2/22	5,213	5,258
People's United Bank NA	4.000%	7/15/24	7,687	8,026
People's United Financial Inc.	3.650%	12/6/22	5,695	5,889
PNC Bank NA	2.500%	1/22/21	13,037	13,096
PNC Bank NA	2.150%	4/29/21	11,370	11,390
PNC Bank NA	2.550%	12/9/21	9,942	10,021
PNC Bank NA	2.625%	2/17/22	22,097	22,321
2 PNC Bank NA	2.232%	7/22/22	12,145	12,223
PNC Bank NA	2.450%	7/28/22	9,025	9,110
PNC Bank NA	2.700%	11/1/22	9,875	9,974
PNC Bank NA	2.950%	1/30/23	13,090	13,366
PNC Bank NA	3.500%	6/8/23	5,323	5,552
PNC Bank NA	3.800%	7/25/23	24,513	25,718
PNC Financial Services Group Inc.	2.854%	11/9/22	8,316	8,467
PNC Financial Services Group Inc.	3.500%	1/23/24	17,604	18,526
PNC Financial Services Group Inc.	3.900%	4/29/24	11,307	11,919
PNC Funding Corp.	3.300%	3/8/22	19,896	20,406
Regions Bank	2.750%	4/1/21	8,169	8,227
2 Regions Bank	3.374%	8/13/21	9,925	10,010
Regions Financial Corp.	3.200%	2/8/21	13,563	13,717
Regions Financial Corp.	2.750%	8/14/22	10,791	10,960
Regions Financial Corp.	3.800%	8/14/23	10,810	11,391
Royal Bank of Canada	2.500%	1/19/21	18,316	18,389
Royal Bank of Canada	3.200%	4/30/21	22,848	23,249
Royal Bank of Canada	2.750%	2/1/22	13,124	13,360
Royal Bank of Canada	2.800%	4/29/22	15,975	16,283
Royal Bank of Canada	3.700%	10/5/23	16,470	17,357
Royal Bank of Canada	2.550%	7/16/24	16,495	16,705
Royal Bank of Canada	2.250%	11/1/24	25,000	24,980
Royal Bank of Scotland Group plc	6.125%	12/15/22	18,834	20,450
2 Royal Bank of Scotland Group plc	3.498%	5/15/23	23,001	23,392
Royal Bank of Scotland Group plc	6.100%	6/10/23	27,623	30,252
Royal Bank of Scotland Group plc	3.875%	9/12/23	44,127	45,930
Royal Bank of Scotland Group plc	6.000%	12/19/23	29,638	32,694
Royal Bank of Scotland Group plc	5.125%	5/28/24	32,020	34,372
2 Royal Bank of Scotland Group plc	4.519%	6/25/24	22,755	24,081
2 Royal Bank of Scotland Group plc	4.269%	3/22/25	30,942	32,633
Santander Holdings USA Inc.	4.450%	12/3/21	1,950	2,019
Santander Holdings USA Inc.	3.400%	1/18/23	10,542	10,813
Santander Holdings USA Inc.	3.500%	6/7/24	12,363	12,692
3 Santander Holdings USA Inc.	3.244%	10/5/26	44,519	44,532
Santander UK Group Holdings plc	3.125%	1/8/21	15,895	16,039
Santander UK Group Holdings plc	2.875%	8/5/21	16,463	16,613
Santander UK Group Holdings plc	3.571%	1/10/23	18,924	19,265
2 Santander UK Group Holdings plc	3.373%	1/5/24	22,580	22,961
2 Santander UK Group Holdings plc	4.796%	11/15/24	9,270	9,952
Santander UK plc	2.500%	1/5/21	5,775	5,791

Santander UK plc	3.400%	6/1/21	21,860	22,249
Santander UK plc	3.750%	11/15/21	6,975	7,190
Santander UK plc	4.000%	3/13/24	12,955	13,761
Santander UK plc	2.875%	6/18/24	17,645	17,959
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	19,963	20,094
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	11,287	11,236
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	9,850	9,992
State Street Corp.	4.375%	3/7/21	8,511	8,772
State Street Corp.	1.950%	5/19/21	6,962	6,969
2 State Street Corp.	2.653%	5/15/23	24,940	25,334
State Street Corp.	3.100%	5/15/23	15,235	15,733
State Street Corp.	3.700%	11/20/23	4,481	4,773
2 State Street Corp.	3.776%	12/3/24	17,856	18,895
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	9,292	9,519
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	2,750	2,806
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,525	10,056
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,555	5,899
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,125	5,359
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	29,120	29,420
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	18,776	18,759
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	26,307	26,450
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	14,479	14,668
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	34,500	34,957
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	13,100	13,314
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	27,200	27,880
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,801	11,328
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,160	13,929
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	29,225	29,553
Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	21,200	21,229
Svenska Handelsbanken AB	2.450%	3/30/21	18,479	18,576
Svenska Handelsbanken AB	3.350%	5/24/21	16,845	17,168
Svenska Handelsbanken AB	1.875%	9/7/21	17,726	17,711
Svenska Handelsbanken AB	3.900%	11/20/23	8,370	8,931
Synchrony Bank	3.650%	5/24/21	7,120	7,244
Synchrony Bank	3.000%	6/15/22	9,127	9,247
Synchrony Financial	3.750%	8/15/21	14,747	15,076
Synchrony Financial	2.850%	7/25/22	6,450	6,514
Synchrony Financial	4.375%	3/19/24	16,385	17,333
Synchrony Financial	4.250%	8/15/24	16,858	17,758
Synovus Financial Corp.	3.125%	11/1/22	4,633	4,693
Toronto-Dominion Bank	2.500%	12/14/20	21,344	21,456
Toronto-Dominion Bank	2.550%	1/25/21	21,995	22,136
Toronto-Dominion Bank	2.125%	4/7/21	32,205	32,293
Toronto-Dominion Bank	3.250%	6/11/21	10,490	10,703
Toronto-Dominion Bank	1.800%	7/13/21	36,900	36,866
Toronto-Dominion Bank	1.900%	12/1/22	11,450	11,386
Toronto-Dominion Bank	3.500%	7/19/23	23,071	24,286
Toronto-Dominion Bank	3.250%	3/11/24	22,150	23,123
Toronto-Dominion Bank	2.650%	6/12/24	11,598	11,835
Truist Bank	2.850%	4/1/21	8,312	8,398
2 Truist Bank	3.525%	10/26/21	2,983	3,025
Truist Bank	2.625%	1/15/22	13,503	13,662
Truist Bank	2.800%	5/17/22	23,150	23,546
Truist Bank	2.450%	8/1/22	15,932	16,043
2 Truist Bank	3.502%	8/2/22	12,162	12,418
Truist Bank	3.000%	2/2/23	9,622	9,859

Truist Bank	2.750%	5/1/23	8,592	8,729
Truist Bank	3.200%	4/1/24	32,800	34,119
2 Truist Bank	3.689%	8/2/24	15,228	15,991
Truist Financial Corp.	2.150%	2/1/21	19,420	19,442
Truist Financial Corp.	2.900%	3/3/21	11,284	11,395
Truist Financial Corp.	2.050%	5/10/21	7,268	7,269
Truist Financial Corp.	3.200%	9/3/21	8,855	9,029
Truist Financial Corp.	2.700%	1/27/22	18,929	19,142
Truist Financial Corp.	3.950%	3/22/22	6,609	6,849
Truist Financial Corp.	2.750%	4/1/22	27,505	27,939
Truist Financial Corp.	3.050%	6/20/22	27,150	27,720
Truist Financial Corp.	3.750%	12/6/23	11,800	12,415
Truist Financial Corp.	2.500%	8/1/24	16,876	17,028
US Bancorp	2.350%	1/29/21	23,220	23,331
US Bancorp	4.125%	5/24/21	10,768	11,098
US Bancorp	2.625%	1/24/22	28,497	28,950
US Bancorp	3.000%	3/15/22	9,645	9,874
US Bancorp	2.950%	7/15/22	24,975	25,583
US Bancorp	3.700%	1/30/24	16,752	17,786
US Bancorp	3.375%	2/5/24	28,280	29,714
US Bancorp	2.400%	7/30/24	17,075	17,320
US Bancorp	3.600%	9/11/24	16,160	17,137
US Bank NA	3.000%	2/4/21	7,525	7,610
US Bank NA	3.150%	4/26/21	10,846	11,025
US Bank NA	3.450%	11/16/21	2,175	2,237
US Bank NA	2.650%	5/23/22	20,600	20,971
US Bank NA	2.850%	1/23/23	10,900	11,140
US Bank NA	3.400%	7/24/23	11,250	11,730
Wells Fargo & Co.	2.550%	12/7/20	11,831	11,871
Wells Fargo & Co.	3.000%	1/22/21	26,211	26,499
Wells Fargo & Co.	2.500%	3/4/21	50,237	50,558
Wells Fargo & Co.	4.600%	4/1/21	33,033	34,108
Wells Fargo & Co.	2.100%	7/26/21	42,252	42,318
Wells Fargo & Co.	3.500%	3/8/22	31,852	32,830
Wells Fargo & Co.	2.625%	7/22/22	53,489	54,107
Wells Fargo & Co.	3.069%	1/24/23	72,822	73,956
Wells Fargo & Co.	3.450%	2/13/23	34,131	35,215
Wells Fargo & Co.	4.125%	8/15/23	15,922	16,845
Wells Fargo & Co.	4.480%	1/16/24	8,152	8,787
Wells Fargo & Co.	3.750%	1/24/24	31,322	33,062
Wells Fargo & Co.	3.300%	9/9/24	64,123	66,834
2 Wells Fargo & Co.	2.406%	10/30/25	49,225	49,163
Wells Fargo Bank NA	2.600%	1/15/21	39,181	39,426
2 Wells Fargo Bank NA	3.325%	7/23/21	31,615	31,859
Wells Fargo Bank NA	3.625%	10/22/21	35,300	36,335
2 Wells Fargo Bank NA	2.897%	5/27/22	6,565	6,645
2 Wells Fargo Bank NA	2.082%	9/9/22	21,050	21,013
Wells Fargo Bank NA	3.550%	8/14/23	30,118	31,571
Westpac Banking Corp.	2.650%	1/25/21	8,452	8,507
Westpac Banking Corp.	2.100%	5/13/21	30,554	30,565
Westpac Banking Corp.	2.000%	8/19/21	16,653	16,649
Westpac Banking Corp.	2.800%	1/11/22	20,046	20,355
Westpac Banking Corp.	2.500%	6/28/22	24,947	25,215
Westpac Banking Corp.	2.750%	1/11/23	11,676	11,872
Westpac Banking Corp.	3.650%	5/15/23	6,531	6,829
Westpac Banking Corp.	3.300%	2/26/24	24,190	25,142

Westpac Banking Corp.	2.350%	2/19/25	15,600	15,572
Zions Bancorp NA	3.500%	8/27/21	13,389	13,646
Zions Bancorp NA	3.350%	3/4/22	2,400	2,465

Brokerage (0.9%)
Affiliated Managers Group Inc.	4.250%	2/15/24	6,972	7,426
Ameriprise Financial Inc.	3.000%	3/22/22	5,257	5,356
Ameriprise Financial Inc.	4.000%	10/15/23	15,705	16,684
Ameriprise Financial Inc.	3.700%	10/15/24	6,443	6,872
BGC Partners Inc.	5.375%	7/24/23	8,125	8,666
3 BGC Partners Inc.	3.750%	10/1/24	4,025	3,966
BlackRock Inc.	4.250%	5/24/21	10,626	11,001
BlackRock Inc.	3.375%	6/1/22	8,320	8,660
BlackRock Inc.	3.500%	3/18/24	17,226	18,309
Brookfield Finance LLC	4.000%	4/1/24	12,519	13,278
Charles Schwab Corp.	3.250%	5/21/21	7,531	7,669
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,547
Charles Schwab Corp.	2.650%	1/25/23	14,223	14,489
Charles Schwab Corp.	3.550%	2/1/24	12,197	12,876
CME Group Inc.	3.000%	9/15/22	8,062	8,288
E*TRADE Financial Corp.	2.950%	8/24/22	10,050	10,182
Eaton Vance Corp.	3.625%	6/15/23	4,580	4,799
Franklin Resources Inc.	2.800%	9/15/22	3,450	3,517
Intercontinental Exchange Inc.	2.750%	12/1/20	6,511	6,558
Intercontinental Exchange Inc.	2.350%	9/15/22	5,409	5,453
Intercontinental Exchange Inc.	3.450%	9/21/23	13,390	14,028
Intercontinental Exchange Inc.	4.000%	10/15/23	13,743	14,703
Invesco Finance plc	3.125%	11/30/22	9,732	9,983
Invesco Finance plc	4.000%	1/30/24	8,380	8,901
Jefferies Financial Group Inc.	5.500%	10/18/23	10,766	11,737
Jefferies Group LLC	6.875%	4/15/21	10,851	11,493
Jefferies Group LLC	5.125%	1/20/23	8,596	9,270
Nasdaq Inc.	4.250%	6/1/24	845	911
Stifel Financial Corp.	3.500%	12/1/20	8,140	8,235
Stifel Financial Corp.	4.250%	7/18/24	7,050	7,439
TD Ameritrade Holding Corp.	2.950%	4/1/22	16,817	17,144
TD Ameritrade Holding Corp.	3.750%	4/1/24	5,570	5,878

Finance Companies (1.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	18,680	19,287
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	17,687	18,527
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	2,340	2,437
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	18,328	18,924
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	8,568	8,782
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	9,438	9,969
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	7,020	7,178
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	7,479	7,862

AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	16,670	18,045
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	2.875%	8/14/24	7,071	7,106
Air Lease Corp.	2.500%	3/1/21	6,854	6,881
Air Lease Corp.	3.875%	4/1/21	11,281	11,522
Air Lease Corp.	3.375%	6/1/21	6,492	6,589
Air Lease Corp.	3.500%	1/15/22	8,793	9,016
Air Lease Corp.	3.750%	2/1/22	10,125	10,380
Air Lease Corp.	2.625%	7/1/22	10,080	10,150
Air Lease Corp.	2.750%	1/15/23	10,184	10,295
Air Lease Corp.	3.875%	7/3/23	9,070	9,494
Air Lease Corp.	3.000%	9/15/23	11,762	12,009
Air Lease Corp.	4.250%	2/1/24	10,535	11,255
Air Lease Corp.	4.250%	9/15/24	14,286	15,324
Aircastle Ltd.	5.125%	3/15/21	5,375	5,552
Aircastle Ltd.	5.500%	2/15/22	7,000	7,432
Aircastle Ltd.	5.000%	4/1/23	10,900	11,678
Aircastle Ltd.	4.400%	9/25/23	16,504	17,505
Aircastle Ltd.	4.125%	5/1/24	1,025	1,072
Ares Capital Corp.	3.625%	1/19/22	11,655	11,824
Ares Capital Corp.	3.500%	2/10/23	6,815	6,905
Ares Capital Corp.	4.200%	6/10/24	16,428	17,008
FS KKR Capital Corp.	4.750%	5/15/22	5,400	5,564
FS KKR Capital Corp.	4.625%	7/15/24	6,025	6,245
GATX Corp.	4.850%	6/1/21	4,125	4,283
GATX Corp.	3.900%	3/30/23	1,775	1,848
GATX Corp.	4.350%	2/15/24	3,658	3,912
HSBC Finance Corp.	6.676%	1/15/21	70	73
International Lease Finance Corp.	8.250%	12/15/20	8,924	9,451
International Lease Finance Corp.	4.625%	4/15/21	8,242	8,507
International Lease Finance Corp.	8.625%	1/15/22	10,360	11,682
International Lease Finance Corp.	5.875%	8/15/22	14,869	16,188
Owl Rock Capital Corp.	5.250%	4/15/24	6,400	6,759
Prospect Capital Corp.	5.875%	3/15/23	3,394	3,537
TPG Specialty Lending Inc.	3.875%	11/1/24	3,948	3,966

Insurance (3.1%)
AEGON Funding Co. LLC	5.750%	12/15/20	7,801	8,084
Aetna Inc.	2.750%	11/15/22	14,953	15,182
Aetna Inc.	2.800%	6/15/23	11,004	11,172
Aetna Inc.	3.500%	11/15/24	10,953	11,438
Aflac Inc.	4.000%	2/15/22	6,413	6,692
Aflac Inc.	3.625%	6/15/23	8,598	9,030
Aflac Inc.	3.625%	11/15/24	11,397	12,153
Alleghany Corp.	4.950%	6/27/22	7,020	7,471
Allstate Corp.	3.150%	6/15/23	9,167	9,527
2 Allstate Corp.	5.750%	8/15/53	9,705	10,433
American International Group Inc.	6.400%	12/15/20	10,878	11,356
American International Group Inc.	3.300%	3/1/21	12,543	12,721
American International Group Inc.	4.875%	6/1/22	28,063	30,038
American International Group Inc.	4.125%	2/15/24	12,295	13,156
Anthem Inc.	3.700%	8/15/21	10,628	10,870
Anthem Inc.	3.125%	5/15/22	14,524	14,860
Anthem Inc.	2.950%	12/1/22	8,517	8,707
Anthem Inc.	3.300%	1/15/23	19,785	20,476

Anthem Inc.	3.500%	8/15/24	18,040	18,849
Aon plc	2.800%	3/15/21	6,399	6,457
Aon plc	4.000%	11/27/23	4,097	4,342
Aon plc	3.500%	6/14/24	12,932	13,547
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,375	4,727
Assurant Inc.	4.000%	3/15/23	5,675	5,896
Assurant Inc.	4.200%	9/27/23	3,500	3,672
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,996	2,206
AXA Equitable Holdings Inc.	3.900%	4/20/23	13,695	14,351
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	13,541	13,912
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	12,672	13,007
Berkshire Hathaway Inc.	2.200%	3/15/21	20,527	20,631
Berkshire Hathaway Inc.	3.750%	8/15/21	7,912	8,164
Berkshire Hathaway Inc.	3.400%	1/31/22	10,486	10,865
Berkshire Hathaway Inc.	3.000%	2/11/23	8,893	9,223
Berkshire Hathaway Inc.	2.750%	3/15/23	30,756	31,586
Brown & Brown Inc.	4.200%	9/15/24	8,904	9,442
Chubb INA Holdings Inc.	2.875%	11/3/22	12,263	12,598
Chubb INA Holdings Inc.	2.700%	3/13/23	13,209	13,477
Chubb INA Holdings Inc.	3.350%	5/15/24	8,963	9,439
Cigna Holding Co.	4.375%	12/15/20	1,750	1,781
CNA Financial Corp.	5.750%	8/15/21	5,725	6,063
CNA Financial Corp.	3.950%	5/15/24	10,080	10,809
Enstar Group Ltd.	4.500%	3/10/22	4,100	4,238
Fidelity National Financial Inc.	5.500%	9/1/22	3,910	4,209
First American Financial Corp.	4.600%	11/15/24	4,275	4,557
Globe Life Inc.	3.800%	9/15/22	3,080	3,166
Humana Inc.	2.500%	12/15/20	3,205	3,214
Humana Inc.	3.150%	12/1/22	9,803	10,042
Humana Inc.	2.900%	12/15/22	9,899	10,088
Humana Inc.	3.850%	10/1/24	6,652	7,063
Lincoln National Corp.	4.850%	6/24/21	4,517	4,690
Lincoln National Corp.	4.200%	3/15/22	4,707	4,910
Lincoln National Corp.	4.000%	9/1/23	8,450	8,972
Loews Corp.	2.625%	5/15/23	10,718	10,880
Markel Corp.	4.900%	7/1/22	5,405	5,768
Marsh & McLennan Cos. Inc.	3.500%	12/29/20	530	539
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,771	1,838
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	9,594	9,743
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,707	4,854
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	28,460	30,213
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	9,402	9,863
MetLife Inc.	3.048%	12/15/22	6,484	6,718
MetLife Inc.	4.368%	9/15/23	13,416	14,482
MetLife Inc.	3.600%	4/10/24	15,245	16,161
Old Republic International Corp.	4.875%	10/1/24	6,273	6,843
Primerica Inc.	4.750%	7/15/22	5,044	5,326
Principal Financial Group Inc.	3.300%	9/15/22	5,935	6,102
Principal Financial Group Inc.	3.125%	5/15/23	3,917	4,027
Progressive Corp.	3.750%	8/23/21	8,403	8,673
Prudential Financial Inc.	4.500%	11/16/21	7,246	7,588
Prudential Financial Inc.	3.500%	5/15/24	10,325	10,964
2 Prudential Financial Inc.	5.875%	9/15/42	12,550	13,431
2 Prudential Financial Inc.	5.625%	6/15/43	29,306	31,724
2 Prudential Financial Inc.	5.200%	3/15/44	2,800	2,964
Reinsurance Group of America Inc.	5.000%	6/1/21	7,385	7,686

Reinsurance Group of America Inc.	4.700%	9/15/23	4,708	5,108
Trinity Acquisition plc	3.500%	9/15/21	10,114	10,282
UnitedHealth Group Inc.	4.700%	2/15/21	5,708	5,856
UnitedHealth Group Inc.	2.125%	3/15/21	13,872	13,902
UnitedHealth Group Inc.	3.150%	6/15/21	9,828	10,003
UnitedHealth Group Inc.	3.375%	11/15/21	8,900	9,111
UnitedHealth Group Inc.	2.875%	12/15/21	20,588	20,951
UnitedHealth Group Inc.	2.875%	3/15/22	15,223	15,507
UnitedHealth Group Inc.	3.350%	7/15/22	12,096	12,517
UnitedHealth Group Inc.	2.375%	10/15/22	17,365	17,547
UnitedHealth Group Inc.	2.750%	2/15/23	5,747	5,851
UnitedHealth Group Inc.	2.875%	3/15/23	16,526	16,900
UnitedHealth Group Inc.	3.500%	6/15/23	9,110	9,530
UnitedHealth Group Inc.	3.500%	2/15/24	6,820	7,191
UnitedHealth Group Inc.	2.375%	8/15/24	9,695	9,793
Unum Group	4.000%	3/15/24	10,637	11,226
Voya Financial Inc.	3.125%	7/15/24	11,721	12,049
2 Voya Financial Inc.	5.650%	5/15/53	2,000	2,102
Willis North America Inc.	3.600%	5/15/24	14,690	15,333
Willis Towers Watson plc	5.750%	3/15/21	4,190	4,374
WR Berkley Corp.	4.625%	3/15/22	7,591	8,011

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	10,275	10,424

Real Estate Investment Trusts (2.4%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	16,372	17,178
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	7,139	7,634
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,950	6,197
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	7,949	8,491
AvalonBay Communities Inc.	2.950%	9/15/22	5,775	5,895
AvalonBay Communities Inc.	4.200%	12/15/23	4,975	5,343
AvalonBay Communities Inc.	3.500%	11/15/24	4,110	4,344
Boston Properties LP	4.125%	5/15/21	13,718	14,047
Boston Properties LP	3.850%	2/1/23	6,661	6,989
Boston Properties LP	3.125%	9/1/23	8,495	8,756
Boston Properties LP	3.800%	2/1/24	12,025	12,679
Brandywine Operating Partnership LP	3.950%	2/15/23	5,858	6,116
Brandywine Operating Partnership LP	4.100%	10/1/24	4,500	4,765
Brixmor Operating Partnership LP	3.875%	8/15/22	8,141	8,464
Brixmor Operating Partnership LP	3.250%	9/15/23	11,731	12,101
Brixmor Operating Partnership LP	3.650%	6/15/24	6,986	7,283
Camden Property Trust	2.950%	12/15/22	5,971	6,086
Corporate Office Properties LP	3.700%	6/15/21	4,160	4,209
Corporate Office Properties LP	3.600%	5/15/23	5,304	5,418
CubeSmart LP	4.375%	12/15/23	4,545	4,858
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	13,610	13,630
Digital Realty Trust LP	3.950%	7/1/22	6,274	6,532
Digital Realty Trust LP	3.625%	10/1/22	7,506	7,762
Digital Realty Trust LP	2.750%	2/1/23	4,799	4,847
Duke Realty LP	4.375%	6/15/22	1,061	1,112
Duke Realty LP	3.875%	10/15/22	4,759	4,963
Duke Realty LP	3.625%	4/15/23	1,500	1,558
ERP Operating LP	4.625%	12/15/21	10,904	11,405

ERP Operating LP	3.000%	4/15/23	5,725	5,869
Essex Portfolio LP	3.625%	8/15/22	3,450	3,568
Essex Portfolio LP	3.375%	1/15/23	1,000	1,029
Essex Portfolio LP	3.250%	5/1/23	7,857	8,074
Essex Portfolio LP	3.875%	5/1/24	3,460	3,655
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,375	2,461
Healthpeak Properties Inc.	3.150%	8/1/22	4,447	4,549
Healthpeak Properties Inc.	4.250%	11/15/23	7,626	8,152
Healthpeak Properties Inc.	4.200%	3/1/24	4,123	4,407
Healthpeak Properties Inc.	3.875%	8/15/24	11,669	12,447
Highwoods Realty LP	3.200%	6/15/21	3,041	3,077
Highwoods Realty LP	3.625%	1/15/23	1,360	1,408
Host Hotels & Resorts LP	4.750%	3/1/23	7,307	7,788
Host Hotels & Resorts LP	3.750%	10/15/23	5,400	5,636
Host Hotels & Resorts LP	3.875%	4/1/24	8,025	8,433
Kilroy Realty LP	3.800%	1/15/23	675	702
Kimco Realty Corp.	3.200%	5/1/21	7,485	7,576
Kimco Realty Corp.	3.400%	11/1/22	5,807	5,955
Kimco Realty Corp.	3.125%	6/1/23	3,948	4,009
Kimco Realty Corp.	2.700%	3/1/24	5,015	5,080
Liberty Property LP	4.125%	6/15/22	3,684	3,856
Liberty Property LP	3.375%	6/15/23	3,950	4,109
Liberty Property LP	4.400%	2/15/24	8,461	9,166
Mid-America Apartments LP	4.300%	10/15/23	6,885	7,334
Mid-America Apartments LP	3.750%	6/15/24	4,815	5,051
National Retail Properties Inc.	3.800%	10/15/22	4,492	4,663
National Retail Properties Inc.	3.300%	4/15/23	5,000	5,138
National Retail Properties Inc.	3.900%	6/15/24	4,316	4,570
Office Properties Income Trust	4.000%	7/15/22	6,500	6,653
Omega Healthcare Investors Inc.	4.375%	8/1/23	16,351	17,418
Omega Healthcare Investors Inc.	4.950%	4/1/24	7,578	8,202
Piedmont Operating Partnership LP	3.400%	6/1/23	4,466	4,559
Piedmont Operating Partnership LP	4.450%	3/15/24	6,575	7,010
ProLogis LP	4.250%	8/15/23	10,386	11,158
Public Storage	2.370%	9/15/22	8,548	8,627
Realty Income Corp.	3.250%	10/15/22	11,478	11,841
Realty Income Corp.	4.650%	8/1/23	18,820	20,388
Realty Income Corp.	3.875%	7/15/24	8,864	9,433
Regency Centers Corp.	3.750%	11/15/22	4,205	4,386
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	7,995	8,530
Select Income REIT	4.150%	2/1/22	5,540	5,656
Select Income REIT	4.250%	5/15/24	4,903	5,021
Service Properties Trust	4.250%	2/15/21	4,648	4,709
Service Properties Trust	5.000%	8/15/22	5,289	5,525
Service Properties Trust	4.500%	6/15/23	7,945	8,213
Service Properties Trust	4.650%	3/15/24	8,875	9,160
Service Properties Trust	4.350%	10/1/24	12,819	13,122
Simon Property Group LP	2.500%	7/15/21	9,275	9,345
Simon Property Group LP	2.350%	1/30/22	9,505	9,567
Simon Property Group LP	2.625%	6/15/22	4,575	4,637
Simon Property Group LP	2.750%	2/1/23	9,124	9,295
Simon Property Group LP	2.750%	6/1/23	7,207	7,362
Simon Property Group LP	3.750%	2/1/24	11,283	12,012
Simon Property Group LP	2.000%	9/13/24	11,970	11,889
Simon Property Group LP	3.375%	10/1/24	23,628	24,815
SITE Centers Corp.	4.625%	7/15/22	3,143	3,293

SL Green Operating Partnership LP	3.250%	10/15/22	4,700	4,802
SL Green Realty Corp.	4.500%	12/1/22	5,925	6,227
UDR Inc.	3.750%	7/1/24	5,975	6,313
Ventas Realty LP	3.100%	1/15/23	5,290	5,410
Ventas Realty LP	3.125%	6/15/23	7,132	7,297
Ventas Realty LP	3.500%	4/15/24	7,030	7,342
Ventas Realty LP	3.750%	5/1/24	7,634	8,011
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,837	4,967
VEREIT Operating Partnership LP	4.125%	6/1/21	10,965	11,252
VEREIT Operating Partnership LP	4.600%	2/6/24	9,661	10,402
Washington REIT	3.950%	10/15/22	2,300	2,381
Weingarten Realty Investors	3.375%	10/15/22	2,209	2,265
Weingarten Realty Investors	3.500%	4/15/23	3,465	3,570
Welltower Inc.	3.750%	3/15/23	10,760	11,234
Welltower Inc.	3.950%	9/1/23	12,191	12,904
Welltower Inc.	4.500%	1/15/24	6,339	6,840
Welltower Inc.	3.625%	3/15/24	9,692	10,192
WP Carey Inc.	4.600%	4/1/24	5,850	6,262
				12,814,891
Industrial (52.8%)
Basic Industry (2.4%)
Air Products & Chemicals Inc.	3.000%	11/3/21	3,836	3,911
Air Products & Chemicals Inc.	2.750%	2/3/23	5,799	5,929
Air Products & Chemicals Inc.	3.350%	7/31/24	9,170	9,668
Airgas Inc.	3.650%	7/15/24	4,400	4,628
ArcelorMittal	5.500%	3/1/21	13,016	13,576
ArcelorMittal	6.250%	2/25/22	11,457	12,354
ArcelorMittal	3.600%	7/16/24	11,565	11,778
Barrick Gold Corp.	3.850%	4/1/22	2,955	3,052
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	715	731
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,845	18,186
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	8,809	9,397
Braskem Finance Ltd.	6.450%	2/3/24	11,140	12,351
Cabot Corp.	3.700%	7/15/22	5,145	5,255
Celanese US Holdings LLC	5.875%	6/15/21	6,132	6,447
Celanese US Holdings LLC	4.625%	11/15/22	8,865	9,333
Celanese US Holdings LLC	3.500%	5/8/24	7,575	7,813
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	7,150	7,462
Domtar Corp.	4.400%	4/1/22	5,403	5,590
Dow Chemical Co.	3.000%	11/15/22	22,192	22,691
Dow Chemical Co.	3.150%	5/15/24	8,700	8,947
Dow Chemical Co.	3.500%	10/1/24	14,346	15,008
DuPont de Nemours Inc.	4.205%	11/15/23	39,368	41,985
Eastman Chemical Co.	4.500%	1/15/21	51	52
Eastman Chemical Co.	3.500%	12/1/21	9,330	9,541
Eastman Chemical Co.	3.600%	8/15/22	11,916	12,313
Ecolab Inc.	4.350%	12/8/21	21,413	22,397
Ecolab Inc.	2.375%	8/10/22	8,386	8,458
Ecolab Inc.	3.250%	1/14/23	3,500	3,618
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,923	5,311
FMC Corp.	3.950%	2/1/22	2,065	2,131
FMC Corp.	4.100%	2/1/24	7,197	7,598
Georgia-Pacific LLC	8.000%	1/15/24	575	703
International Flavors & Fragrances Inc.	3.200%	5/1/23	5,154	5,251
International Paper Co.	7.500%	8/15/21	5,480	5,957
International Paper Co.	4.750%	2/15/22	7,897	8,359

International Paper Co.	3.650%	6/15/24	8,244	8,659
Kinross Gold Corp.	5.125%	9/1/21	8,905	9,261
Kinross Gold Corp.	5.950%	3/15/24	6,623	7,343
LYB International Finance BV	4.000%	7/15/23	13,621	14,412
LyondellBasell Industries NV	6.000%	11/15/21	17,553	18,650
LyondellBasell Industries NV	5.750%	4/15/24	6,280	7,081
Mosaic Co.	3.750%	11/15/21	4,295	4,396
Mosaic Co.	3.250%	11/15/22	11,660	11,916
Mosaic Co.	4.250%	11/15/23	18,550	19,724
Newmont Goldcorp Corp.	3.625%	6/9/21	7,000	7,135
Newmont Goldcorp Corp.	3.500%	3/15/22	17,909	18,432
Newmont Goldcorp Corp.	3.700%	3/15/23	13,739	14,296
Nucor Corp.	4.125%	9/15/22	9,436	9,902
Nucor Corp.	4.000%	8/1/23	10,020	10,598
Nutrien Ltd.	3.150%	10/1/22	7,729	7,906
Nutrien Ltd.	3.500%	6/1/23	7,616	7,885
Nutrien Ltd.	3.625%	3/15/24	8,459	8,843
Packaging Corp. of America	2.450%	12/15/20	7,330	7,386
Packaging Corp. of America	3.900%	6/15/22	6,187	6,482
Packaging Corp. of America	4.500%	11/1/23	9,805	10,560
Packaging Corp. of America	3.650%	9/15/24	8,280	8,698
PPG Industries Inc.	3.200%	3/15/23	5,365	5,558
PPG Industries Inc.	2.400%	8/15/24	5,125	5,153
Praxair Inc.	4.050%	3/15/21	8,300	8,522
Praxair Inc.	3.000%	9/1/21	7,207	7,343
Praxair Inc.	2.450%	2/15/22	4,523	4,575
Praxair Inc.	2.200%	8/15/22	10,540	10,600
Praxair Inc.	2.700%	2/21/23	12,250	12,479
Rayonier Inc.	3.750%	4/1/22	4,000	4,045
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,108	4,354
RPM International Inc.	3.450%	11/15/22	6,408	6,527
Sasol Financing International Ltd.	4.500%	11/14/22	14,595	15,042
SASOL Financing USA LLC	5.875%	3/27/24	21,975	23,623
Sherwin-Williams Co.	4.200%	1/15/22	6,598	6,847
Sherwin-Williams Co.	2.750%	6/1/22	16,169	16,413
Sherwin-Williams Co.	3.125%	6/1/24	7,936	8,199
Southern Copper Corp.	3.500%	11/8/22	5,315	5,490
Vale Overseas Ltd.	4.375%	1/11/22	14,768	15,285
WestRock RKT Co.	4.900%	3/1/22	2,606	2,753
WestRock RKT Co.	4.000%	3/1/23	6,955	7,257
Weyerhaeuser Co.	4.700%	3/15/21	6,313	6,482
Weyerhaeuser Co.	3.250%	3/15/23	2,185	2,241
Weyerhaeuser Co.	4.625%	9/15/23	13,214	14,174
WRKCo Inc.	3.000%	9/15/24	11,572	11,779

Capital Goods (5.2%)
3M Co.	3.000%	9/14/21	586	597
3M Co.	1.625%	9/19/21	9,211	9,179
3M Co.	2.750%	3/1/22	5,520	5,629
3M Co.	2.000%	6/26/22	8,413	8,437
3M Co.	1.750%	2/14/23	7,350	7,302
3M Co.	2.250%	3/15/23	13,349	13,472
3M Co.	3.250%	2/14/24	11,385	11,928
ABB Finance USA Inc.	2.875%	5/8/22	18,904	19,304
ABB Finance USA Inc.	3.375%	4/3/23	7,492	7,789
Allegion US Holding Co. Inc.	3.200%	10/1/24	5,700	5,790

3 Bemis Co. Inc.	4.500%	10/15/21	3,142	3,248
Boeing Co.	2.300%	8/1/21	12,242	12,301
Boeing Co.	8.750%	8/15/21	1,900	2,107
Boeing Co.	2.350%	10/30/21	3,475	3,493
Boeing Co.	2.125%	3/1/22	8,150	8,164
Boeing Co.	2.700%	5/1/22	8,090	8,228
Boeing Co.	2.800%	3/1/23	5,336	5,447
Boeing Co.	1.875%	6/15/23	5,585	5,578
Boeing Co.	2.800%	3/1/24	8,295	8,504
Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,882
Caterpillar Financial Services Corp.	1.850%	9/4/20	22,707	22,693
Caterpillar Financial Services Corp.	2.900%	3/15/21	5,925	5,995
Caterpillar Financial Services Corp.	2.650%	5/17/21	6,925	6,994
Caterpillar Financial Services Corp.	1.700%	8/9/21	7,244	7,208
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,027
Caterpillar Financial Services Corp.	3.150%	9/7/21	5,565	5,680
Caterpillar Financial Services Corp.	1.931%	10/1/21	7,604	7,597
Caterpillar Financial Services Corp.	2.950%	2/26/22	13,830	14,130
Caterpillar Financial Services Corp.	2.850%	6/1/22	11,720	11,966
Caterpillar Financial Services Corp.	2.400%	6/6/22	11,425	11,538
Caterpillar Financial Services Corp.	2.550%	11/29/22	11,495	11,699
Caterpillar Financial Services Corp.	2.625%	3/1/23	6,970	7,095
Caterpillar Financial Services Corp.	3.450%	5/15/23	10,946	11,464
Caterpillar Financial Services Corp.	3.750%	11/24/23	4,231	4,498
Caterpillar Financial Services Corp.	3.650%	12/7/23	5,100	5,411
Caterpillar Financial Services Corp.	2.850%	5/17/24	7,400	7,652
Caterpillar Financial Services Corp.	3.300%	6/9/24	9,685	10,163
Caterpillar Financial Services Corp.	2.150%	11/8/24	7,000	7,004
Caterpillar Inc.	3.900%	5/27/21	9,667	9,942
Caterpillar Inc.	2.600%	6/26/22	7,662	7,775
Caterpillar Inc.	3.400%	5/15/24	22,515	23,813
CNH Industrial Capital LLC	4.875%	4/1/21	6,270	6,474
CNH Industrial Capital LLC	3.875%	10/15/21	5,748	5,889
CNH Industrial Capital LLC	4.375%	4/5/22	9,919	10,350
CNH Industrial Capital LLC	4.200%	1/15/24	2,090	2,218
CNH Industrial NV	4.500%	8/15/23	13,881	14,790
Crane Co.	4.450%	12/15/23	4,590	4,899
CRH America Inc.	5.750%	1/15/21	8,309	8,622
Deere & Co.	2.600%	6/8/22	18,884	19,189
Dover Corp.	4.300%	3/1/21	5,265	5,433
Eaton Corp.	2.750%	11/2/22	18,463	18,832
3 Embraer Overseas Ltd.	5.696%	9/16/23	6,825	7,487
Embraer SA	5.150%	6/15/22	8,643	9,135
Emerson Electric Co.	4.250%	11/15/20	5,925	6,056
Emerson Electric Co.	2.625%	12/1/21	8,049	8,169
Emerson Electric Co.	2.625%	2/15/23	5,850	5,986
Flowserve Corp.	3.500%	9/15/22	6,880	6,956
Flowserve Corp.	4.000%	11/15/23	6,400	6,561
Fortive Corp.	2.350%	6/15/21	10,699	10,734
Fortune Brands Home & Security Inc.	4.000%	9/21/23	8,916	9,416
General Dynamics Corp.	3.000%	5/11/21	23,448	23,824
General Dynamics Corp.	3.875%	7/15/21	12,194	12,543
General Dynamics Corp.	2.250%	11/15/22	17,129	17,327
General Dynamics Corp.	3.375%	5/15/23	17,184	17,958
General Dynamics Corp.	1.875%	8/15/23	4,759	4,736
General Dynamics Corp.	2.375%	11/15/24	6,798	6,928

General Electric Co.	4.625%	1/7/21	19,430	19,939
General Electric Co.	5.300%	2/11/21	16,801	17,364
General Electric Co.	4.650%	10/17/21	15,842	16,516
General Electric Co.	3.150%	9/7/22	10,136	10,326
General Electric Co.	2.700%	10/9/22	45,618	45,964
General Electric Co.	3.100%	1/9/23	28,216	28,823
General Electric Co.	3.375%	3/11/24	15,250	15,747
General Electric Co.	3.450%	5/15/24	10,200	10,529
Honeywell International Inc.	4.250%	3/1/21	9,913	10,205
Honeywell International Inc.	1.850%	11/1/21	21,517	21,515
Honeywell International Inc.	2.150%	8/8/22	7,600	7,654
Honeywell International Inc.	3.350%	12/1/23	5,705	6,010
Honeywell International Inc.	2.300%	8/15/24	13,300	13,467
Hubbell Inc.	3.625%	11/15/22	5,500	5,695
IDEX Corp.	4.500%	12/15/20	750	764
IDEX Corp.	4.200%	12/15/21	3,175	3,273
Illinois Tool Works Inc.	3.375%	9/15/21	4,172	4,267
Illinois Tool Works Inc.	3.500%	3/1/24	12,539	13,283
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	6,348	6,394
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	6,609	7,055
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	9,006	9,433
John Deere Capital Corp.	2.450%	9/11/20	8,850	8,885
John Deere Capital Corp.	2.350%	1/8/21	14,486	14,557
John Deere Capital Corp.	2.550%	1/8/21	5,550	5,590
John Deere Capital Corp.	2.800%	3/4/21	5,263	5,322
John Deere Capital Corp.	2.875%	3/12/21	3,959	4,007
John Deere Capital Corp.	3.900%	7/12/21	5,573	5,746
John Deere Capital Corp.	3.125%	9/10/21	3,915	3,999
John Deere Capital Corp.	3.150%	10/15/21	6,068	6,205
John Deere Capital Corp.	2.650%	1/6/22	8,962	9,099
John Deere Capital Corp.	3.200%	1/10/22	470	482
John Deere Capital Corp.	2.750%	3/15/22	7,240	7,373
John Deere Capital Corp.	2.950%	4/1/22	7,360	7,531
John Deere Capital Corp.	1.950%	6/13/22	12,950	12,945
John Deere Capital Corp.	2.150%	9/8/22	5,500	5,538
John Deere Capital Corp.	2.700%	1/6/23	13,100	13,387
John Deere Capital Corp.	2.800%	1/27/23	10,235	10,474
John Deere Capital Corp.	2.800%	3/6/23	15,439	15,887
John Deere Capital Corp.	3.450%	6/7/23	8,080	8,462
John Deere Capital Corp.	3.650%	10/12/23	10,150	10,756
John Deere Capital Corp.	3.450%	1/10/24	7,374	7,769
John Deere Capital Corp.	2.600%	3/7/24	6,175	6,294
John Deere Capital Corp.	3.350%	6/12/24	14,755	15,550
John Deere Capital Corp.	2.650%	6/24/24	9,630	9,869
Johnson Controls International plc	3.625%	7/2/24	10,254	10,672
Kennametal Inc.	3.875%	2/15/22	4,025	4,142
3 L3Harris Technologies Inc.	4.950%	2/15/21	10,650	10,925
3 L3Harris Technologies Inc.	3.850%	6/15/23	18,786	19,766
3 L3Harris Technologies Inc.	3.950%	5/28/24	6,295	6,685
Leggett & Platt Inc.	3.400%	8/15/22	1,592	1,622
Leggett & Platt Inc.	3.800%	11/15/24	5,995	6,265
Lennox International Inc.	3.000%	11/15/23	4,920	4,953
Lockheed Martin Corp.	2.500%	11/23/20	3,000	3,013
Lockheed Martin Corp.	3.350%	9/15/21	12,729	13,044
Lockheed Martin Corp.	3.100%	1/15/23	12,401	12,788
Masco Corp.	3.500%	4/1/21	6,327	6,418

Masco Corp.	5.950%	3/15/22	2,578	2,768
Mohawk Industries Inc.	3.850%	2/1/23	9,289	9,689
Northrop Grumman Corp.	3.500%	3/15/21	16,605	16,919
Northrop Grumman Corp.	2.550%	10/15/22	12,143	12,310
Northrop Grumman Corp.	3.250%	8/1/23	9,826	10,221
Nvent Finance Sarl	3.950%	4/15/23	1,932	1,956
Parker-Hannifin Corp.	3.500%	9/15/22	8,723	9,044
Parker-Hannifin Corp.	2.700%	6/14/24	8,867	8,979
Parker-Hannifin Corp.	3.300%	11/21/24	5,318	5,531
Precision Castparts Corp.	2.500%	1/15/23	12,212	12,389
Raytheon Co.	2.500%	12/15/22	11,700	11,872
Republic Services Inc.	5.250%	11/15/21	9,288	9,870
Republic Services Inc.	3.550%	6/1/22	11,619	12,012
Republic Services Inc.	4.750%	5/15/23	10,078	10,873
Republic Services Inc.	2.500%	8/15/24	17,550	17,729
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,914
Rockwell Collins Inc.	2.800%	3/15/22	15,496	15,748
Rockwell Collins Inc.	3.700%	12/15/23	6,250	6,591
Rockwell Collins Inc.	3.200%	3/15/24	14,725	15,321
Roper Technologies Inc.	3.000%	12/15/20	5,178	5,226
Roper Technologies Inc.	2.800%	12/15/21	12,730	12,901
Roper Technologies Inc.	3.125%	11/15/22	7,954	8,166
Roper Technologies Inc.	3.650%	9/15/23	6,665	7,011
Roper Technologies Inc.	2.350%	9/15/24	7,500	7,504
Snap-on Inc.	6.125%	9/1/21	3,000	3,214
Spirit AeroSystems Inc.	3.950%	6/15/23	10,238	10,597
Stanley Black & Decker Inc.	3.400%	12/1/21	6,430	6,570
Stanley Black & Decker Inc.	2.900%	11/1/22	7,553	7,751
Textron Inc.	4.300%	3/1/24	4,515	4,834
Timken Co.	3.875%	9/1/24	6,705	6,990
United Technologies Corp.	3.350%	8/16/21	17,578	17,974
United Technologies Corp.	1.950%	11/1/21	22,530	22,496
United Technologies Corp.	2.300%	5/4/22	8,819	8,880
United Technologies Corp.	3.100%	6/1/22	31,090	31,915
United Technologies Corp.	3.650%	8/16/23	34,841	36,692
United Technologies Corp.	2.800%	5/4/24	13,123	13,482
Wabtec Corp.	4.400%	3/15/24	11,270	11,954
Waste Management Inc.	4.600%	3/1/21	5,907	6,070
Waste Management Inc.	2.900%	9/15/22	9,595	9,828
Waste Management Inc.	2.400%	5/15/23	5,761	5,808
Waste Management Inc.	3.500%	5/15/24	7,180	7,579
Waste Management Inc.	2.950%	6/15/24	12,398	12,792
Xylem Inc.	4.875%	10/1/21	5,970	6,254

Communication (5.4%)
Activision Blizzard Inc.	2.300%	9/15/21	7,912	7,942
Activision Blizzard Inc.	2.600%	6/15/22	7,645	7,730
America Movil SAB de CV	3.125%	7/16/22	26,122	26,755
American Tower Corp.	3.300%	2/15/21	12,201	12,362
American Tower Corp.	3.450%	9/15/21	7,453	7,622
American Tower Corp.	5.900%	11/1/21	7,428	7,944
American Tower Corp.	2.250%	1/15/22	10,985	11,004
American Tower Corp.	4.700%	3/15/22	11,093	11,715
American Tower Corp.	3.500%	1/31/23	21,969	22,776
American Tower Corp.	3.000%	6/15/23	7,296	7,452
American Tower Corp.	5.000%	2/15/24	14,875	16,360

American Tower Corp.	3.375%	5/15/24	10,065	10,444
AT&T Inc.	4.600%	2/15/21	9,105	9,330
AT&T Inc.	2.800%	2/17/21	25,913	26,138
AT&T Inc.	4.450%	5/15/21	14,402	14,882
AT&T Inc.	3.875%	8/15/21	12,761	13,132
AT&T Inc.	4.000%	1/15/22	6,648	6,908
AT&T Inc.	3.000%	2/15/22	15,231	15,542
AT&T Inc.	3.200%	3/1/22	25,982	26,573
AT&T Inc.	3.800%	3/15/22	15,125	15,704
AT&T Inc.	3.400%	6/15/22	9,226	9,509
AT&T Inc.	3.000%	6/30/22	27,652	28,197
AT&T Inc.	2.625%	12/1/22	8,060	8,169
AT&T Inc.	3.600%	2/17/23	37,523	39,116
AT&T Inc.	4.050%	12/15/23	6,060	6,464
AT&T Inc.	3.800%	3/1/24	17,780	18,765
AT&T Inc.	3.900%	3/11/24	14,599	15,513
AT&T Inc.	4.450%	4/1/24	14,360	15,515
AT&T Inc.	3.550%	6/1/24	12,686	13,283
British Telecommunications plc	4.500%	12/4/23	10,137	10,890
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	18,073	18,934
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	50,900	53,370
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	16,970	18,151
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	14,842	18,001
Comcast Corp.	3.450%	10/1/21	22,968	23,603
Comcast Corp.	1.625%	1/15/22	10,542	10,487
Comcast Corp.	3.125%	7/15/22	12,425	12,813
Comcast Corp.	2.850%	1/15/23	2,143	2,198
Comcast Corp.	2.750%	3/1/23	21,150	21,621
Comcast Corp.	3.000%	2/1/24	27,938	28,933
Comcast Corp.	3.600%	3/1/24	15,546	16,491
Comcast Corp.	3.700%	4/15/24	41,125	43,749
Crown Castle International Corp.	3.400%	2/15/21	14,289	14,480
Crown Castle International Corp.	2.250%	9/1/21	12,315	12,331
Crown Castle International Corp.	4.875%	4/15/22	15,848	16,787
Crown Castle International Corp.	5.250%	1/15/23	21,008	22,879
Crown Castle International Corp.	3.150%	7/15/23	16,642	17,085
Crown Castle International Corp.	3.200%	9/1/24	12,000	12,380
Discovery Communications LLC	4.375%	6/15/21	9,005	9,286
Discovery Communications LLC	3.300%	5/15/22	6,910	7,074
Discovery Communications LLC	3.500%	6/15/22	10,493	10,770
Discovery Communications LLC	2.950%	3/20/23	24,670	25,100
Discovery Communications LLC	3.250%	4/1/23	7,288	7,474
Discovery Communications LLC	3.800%	3/13/24	6,620	6,970
Discovery Communications LLC	3.900%	11/15/24	5,489	5,807
Electronic Arts Inc.	3.700%	3/1/21	6,646	6,759
3 Fox Corp.	3.666%	1/25/22	14,490	14,959
3 Fox Corp.	4.030%	1/25/24	21,835	23,218
Interpublic Group of Cos. Inc.	3.500%	10/1/20	7,292	7,380
Interpublic Group of Cos. Inc.	3.750%	10/1/21	7,759	7,970
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,663	12,169
Interpublic Group of Cos. Inc.	4.200%	4/15/24	5,956	6,385
Moody's Corp.	3.250%	6/7/21	2,763	2,811

Moody's Corp.	2.750%	12/15/21	7,520	7,623
Moody's Corp.	4.500%	9/1/22	7,220	7,641
Moody's Corp.	2.625%	1/15/23	7,008	7,106
Moody's Corp.	4.875%	2/15/24	6,932	7,639
NBCUniversal Media LLC	4.375%	4/1/21	34,283	35,371
NBCUniversal Media LLC	2.875%	1/15/23	20,147	20,698
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	22,672	23,432
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	11,869	12,511
Orange SA	4.125%	9/14/21	16,960	17,606
RELX Capital Inc.	3.125%	10/15/22	6,495	6,638
RELX Capital Inc.	3.500%	3/16/23	15,826	16,409
Rogers Communications Inc.	3.000%	3/15/23	6,651	6,802
Rogers Communications Inc.	4.100%	10/1/23	9,419	10,009
Telefonica Emisiones SAU	5.462%	2/16/21	22,640	23,550
Telefonica Emisiones SAU	4.570%	4/27/23	11,600	12,465
Thomson Reuters Corp.	4.300%	11/23/23	6,634	7,089
Time Warner Cable LLC	4.125%	2/15/21	12,685	12,891
Time Warner Cable LLC	4.000%	9/1/21	13,588	13,915
Time Warner Entertainment Co. LP	8.375%	3/15/23	14,286	16,943
Verizon Communications Inc.	3.450%	3/15/21	17,050	17,377
Verizon Communications Inc.	4.600%	4/1/21	18,008	18,610
Verizon Communications Inc.	2.946%	3/15/22	15,426	15,771
Verizon Communications Inc.	3.125%	3/16/22	14,171	14,537
Verizon Communications Inc.	2.450%	11/1/22	24,184	24,492
Verizon Communications Inc.	5.150%	9/15/23	58,879	65,460
Verizon Communications Inc.	4.150%	3/15/24	1,403	1,514
Verizon Communications Inc.	3.500%	11/1/24	24,652	26,132
Viacom Inc.	4.500%	3/1/21	3,930	4,043
Viacom Inc.	3.875%	12/15/21	13,264	13,726
Viacom Inc.	4.250%	9/1/23	9,097	9,660
Viacom Inc.	3.875%	4/1/24	11,804	12,425
ViacomCBS Inc.	4.300%	2/15/21	5,481	5,584
ViacomCBS Inc.	3.375%	3/1/22	8,406	8,599
ViacomCBS Inc.	2.500%	2/15/23	6,973	7,003
ViacomCBS Inc.	2.900%	6/1/23	3,422	3,484
ViacomCBS Inc.	3.700%	8/15/24	9,345	9,838
Vodafone Group plc	3.750%	1/16/24	43,320	45,560
Walt Disney Co.	2.150%	9/17/20	8,200	8,222
Walt Disney Co.	2.300%	2/12/21	9,637	9,688
Walt Disney Co.	4.500%	2/15/21	17,976	18,526
Walt Disney Co.	3.750%	6/1/21	7,406	7,610
Walt Disney Co.	2.750%	8/16/21	6,876	6,979
Walt Disney Co.	2.550%	2/15/22	6,655	6,749
Walt Disney Co.	2.450%	3/4/22	11,661	11,829
Walt Disney Co.	1.650%	9/1/22	3,800	3,778
Walt Disney Co.	3.000%	9/15/22	14,271	14,654
Walt Disney Co.	2.350%	12/1/22	15,087	15,282
Walt Disney Co.	1.750%	8/30/24	10,225	10,106
Walt Disney Co.	3.700%	9/15/24	10,000	10,749
Weibo Corp.	3.500%	7/5/24	11,950	12,139
WPP Finance 2010	4.750%	11/21/21	14,108	14,848
WPP Finance 2010	3.625%	9/7/22	7,265	7,523
WPP Finance 2010	3.750%	9/19/24	10,647	11,177

Consumer Cyclical (8.2%)
Advance Auto Parts Inc.	4.500%	1/15/22	5,153	5,360

Advance Auto Parts Inc.	4.500%	12/1/23	6,434	6,881
Alibaba Group Holding Ltd.	3.125%	11/28/21	15,224	15,477
Alibaba Group Holding Ltd.	2.800%	6/6/23	13,475	13,638
Amazon.com Inc.	3.300%	12/5/21	11,588	11,898
Amazon.com Inc.	2.500%	11/29/22	22,434	22,824
Amazon.com Inc.	2.400%	2/22/23	24,811	25,211
Amazon.com Inc.	2.800%	8/22/24	20,600	21,305
American Honda Finance Corp.	3.150%	1/8/21	7,450	7,551
American Honda Finance Corp.	2.650%	2/12/21	12,547	12,650
American Honda Finance Corp.	1.650%	7/12/21	13,832	13,776
American Honda Finance Corp.	1.700%	9/9/21	14,445	14,403
American Honda Finance Corp.	3.375%	12/10/21	5,919	6,087
American Honda Finance Corp.	1.950%	5/20/22	7,000	6,997
American Honda Finance Corp.	2.200%	6/27/22	10,975	11,039
American Honda Finance Corp.	2.600%	11/16/22	11,494	11,692
American Honda Finance Corp.	2.050%	1/10/23	9,250	9,260
American Honda Finance Corp.	3.450%	7/14/23	3,686	3,872
American Honda Finance Corp.	3.625%	10/10/23	13,611	14,371
American Honda Finance Corp.	3.550%	1/12/24	8,910	9,407
American Honda Finance Corp.	2.900%	2/16/24	7,375	7,613
American Honda Finance Corp.	2.400%	6/27/24	8,820	8,903
American Honda Finance Corp.	2.150%	9/10/24	14,000	13,972
Aptiv Corp.	4.150%	3/15/24	11,873	12,620
AutoNation Inc.	3.350%	1/15/21	4,225	4,253
AutoNation Inc.	3.500%	11/15/24	8,970	9,189
AutoZone Inc.	3.700%	4/15/22	13,408	13,848
AutoZone Inc.	2.875%	1/15/23	7,163	7,259
AutoZone Inc.	3.125%	7/15/23	8,168	8,384
AutoZone Inc.	3.125%	4/18/24	2,800	2,891
Best Buy Co. Inc.	5.500%	3/15/21	4,306	4,446
Block Financial LLC	5.500%	11/1/22	3,184	3,379
Booking Holdings Inc.	2.750%	3/15/23	12,030	12,270
Choice Hotels International Inc.	5.750%	7/1/22	4,390	4,752
Costco Wholesale Corp.	2.150%	5/18/21	15,590	15,651
Costco Wholesale Corp.	2.250%	2/15/22	8,860	8,951
Costco Wholesale Corp.	2.300%	5/18/22	6,590	6,669
Costco Wholesale Corp.	2.750%	5/18/24	16,836	17,375
Cummins Inc.	3.650%	10/1/23	7,782	8,223
Dollar General Corp.	3.250%	4/15/23	10,989	11,342
Dollar Tree Inc.	3.700%	5/15/23	18,557	19,290
DR Horton Inc.	2.550%	12/1/20	6,245	6,262
DR Horton Inc.	4.375%	9/15/22	5,551	5,821
DR Horton Inc.	4.750%	2/15/23	4,330	4,616
DR Horton Inc.	5.750%	8/15/23	8,535	9,442
DR Horton Inc.	2.500%	10/15/24	8,200	8,202
eBay Inc.	2.875%	8/1/21	9,484	9,597
eBay Inc.	3.800%	3/9/22	13,832	14,311
eBay Inc.	2.600%	7/15/22	8,666	8,738
eBay Inc.	2.750%	1/30/23	11,941	12,107
eBay Inc.	3.450%	8/1/24	10,025	10,443
Expedia Group Inc.	4.500%	8/15/24	10,837	11,681
Family Dollar Stores Inc.	5.000%	2/1/21	599	618
Ford Motor Credit Co. LLC	2.343%	11/2/20	12,750	12,719
Ford Motor Credit Co. LLC	3.200%	1/15/21	25,896	25,994
Ford Motor Credit Co. LLC	5.750%	2/1/21	18,801	19,402
Ford Motor Credit Co. LLC	3.336%	3/18/21	29,433	29,587

Ford Motor Credit Co. LLC	3.470%	4/5/21	1,555	1,565
Ford Motor Credit Co. LLC	5.875%	8/2/21	30,299	31,713
Ford Motor Credit Co. LLC	3.813%	10/12/21	17,427	17,676
Ford Motor Credit Co. LLC	5.596%	1/7/22	15,475	16,286
Ford Motor Credit Co. LLC	3.219%	1/9/22	18,290	18,335
Ford Motor Credit Co. LLC	3.339%	3/28/22	14,771	14,847
Ford Motor Credit Co. LLC	2.979%	8/3/22	22,250	22,168
Ford Motor Credit Co. LLC	4.250%	9/20/22	12,630	12,975
Ford Motor Credit Co. LLC	3.350%	11/1/22	18,500	18,579
Ford Motor Credit Co. LLC	4.140%	2/15/23	3,600	3,672
Ford Motor Credit Co. LLC	3.096%	5/4/23	23,238	22,971
Ford Motor Credit Co. LLC	4.375%	8/6/23	19,144	19,710
Ford Motor Credit Co. LLC	3.810%	1/9/24	18,024	18,087
Ford Motor Credit Co. LLC	5.584%	3/18/24	17,374	18,584
Ford Motor Credit Co. LLC	3.664%	9/8/24	7,797	7,732
Ford Motor Credit Co. LLC	4.063%	11/1/24	31,271	31,440
General Motors Co.	4.875%	10/2/23	28,425	30,549
General Motors Financial Co. Inc.	4.200%	3/1/21	22,354	22,809
General Motors Financial Co. Inc.	3.550%	4/9/21	16,368	16,619
General Motors Financial Co. Inc.	3.200%	7/6/21	31,171	31,512
General Motors Financial Co. Inc.	4.375%	9/25/21	15,725	16,262
General Motors Financial Co. Inc.	4.200%	11/6/21	23,500	24,258
General Motors Financial Co. Inc.	3.450%	1/14/22	21,282	21,702
General Motors Financial Co. Inc.	3.450%	4/10/22	29,286	29,845
General Motors Financial Co. Inc.	3.150%	6/30/22	15,605	15,861
General Motors Financial Co. Inc.	3.550%	7/8/22	16,275	16,696
General Motors Financial Co. Inc.	3.250%	1/5/23	6,850	6,968
General Motors Financial Co. Inc.	3.700%	5/9/23	15,479	15,922
General Motors Financial Co. Inc.	4.250%	5/15/23	9,131	9,542
General Motors Financial Co. Inc.	4.150%	6/19/23	7,687	8,028
General Motors Financial Co. Inc.	5.100%	1/17/24	28,855	31,177
General Motors Financial Co. Inc.	3.950%	4/13/24	21,906	22,766
General Motors Financial Co. Inc.	3.500%	11/7/24	11,741	11,985
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	5,358	5,479
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	6,392	6,976
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	9,250	9,419
Home Depot Inc.	2.000%	4/1/21	25,774	25,820
Home Depot Inc.	4.400%	4/1/21	14,061	14,442
Home Depot Inc.	3.250%	3/1/22	7,550	7,785
Home Depot Inc.	2.625%	6/1/22	16,593	16,894
Home Depot Inc.	2.700%	4/1/23	16,223	16,639
Home Depot Inc.	3.750%	2/15/24	20,581	21,958
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,219
Hyatt Hotels Corp.	3.375%	7/15/23	4,675	4,829
IHS Markit Ltd.	4.125%	8/1/23	6,789	7,188
IHS Markit Ltd.	3.625%	5/1/24	6,600	6,881
JD.com Inc.	3.125%	4/29/21	7,304	7,336
Kohl's Corp.	3.250%	2/1/23	6,425	6,539
Las Vegas Sands Corp.	3.200%	8/8/24	26,153	26,625
Lowe's Cos. Inc.	3.750%	4/15/21	5,825	5,938
Lowe's Cos. Inc.	3.800%	11/15/21	7,456	7,682
Lowe's Cos. Inc.	3.120%	4/15/22	12,415	12,713
Lowe's Cos. Inc.	3.875%	9/15/23	7,508	7,954
Lowe's Cos. Inc.	3.125%	9/15/24	3,723	3,868
Macy's Retail Holdings Inc.	3.450%	1/15/21	5,200	5,243
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,950	8,109

Macy's Retail Holdings Inc.	2.875%	2/15/23	12,806	12,657
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,925	4,061
Macy's Retail Holdings Inc.	3.625%	6/1/24	12,703	12,714
Magna International Inc.	3.625%	6/15/24	4,358	4,564
Marriott International Inc.	2.875%	3/1/21	7,190	7,261
Marriott International Inc.	3.125%	10/15/21	3,775	3,838
Marriott International Inc.	2.300%	1/15/22	14,666	14,700
Marriott International Inc.	3.250%	9/15/22	5,240	5,379
Marriott International Inc.	2.125%	10/3/22	8,222	8,218
Marriott International Inc.	4.150%	12/1/23	800	853
Marriott International Inc.	3.600%	4/15/24	11,075	11,626
Mastercard Inc.	2.000%	11/21/21	11,387	11,430
Mastercard Inc.	3.375%	4/1/24	19,178	20,331
McDonald's Corp.	2.750%	12/9/20	21,448	21,617
McDonald's Corp.	3.625%	5/20/21	7,754	7,938
McDonald's Corp.	2.625%	1/15/22	17,404	17,654
McDonald's Corp.	3.350%	4/1/23	12,508	13,024
McDonald's Corp.	3.250%	6/10/24	2,686	2,820
NIKE Inc.	2.250%	5/1/23	14,882	15,128
Nordstrom Inc.	4.000%	10/15/21	7,557	7,732
NVR Inc.	3.950%	9/15/22	8,918	9,281
O'Reilly Automotive Inc.	4.875%	1/14/21	5,715	5,856
O'Reilly Automotive Inc.	4.625%	9/15/21	4,927	5,109
O'Reilly Automotive Inc.	3.800%	9/1/22	6,050	6,285
O'Reilly Automotive Inc.	3.850%	6/15/23	4,643	4,862
PACCAR Financial Corp.	2.050%	11/13/20	7,910	7,914
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,691
PACCAR Financial Corp.	2.800%	3/1/21	6,048	6,116
PACCAR Financial Corp.	3.150%	8/9/21	10,483	10,704
PACCAR Financial Corp.	2.850%	3/1/22	5,635	5,752
PACCAR Financial Corp.	2.650%	5/10/22	7,335	7,465
PACCAR Financial Corp.	2.300%	8/10/22	266	269
PACCAR Financial Corp.	2.000%	9/26/22	6,500	6,542
PACCAR Financial Corp.	3.400%	8/9/23	5,177	5,415
PACCAR Financial Corp.	2.150%	8/15/24	1,000	1,002
QVC Inc.	5.125%	7/2/22	8,763	9,216
QVC Inc.	4.375%	3/15/23	9,114	9,436
QVC Inc.	4.850%	4/1/24	10,740	11,382
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	10,050	10,879
Sands China Ltd.	4.600%	8/8/23	26,220	27,629
Starbucks Corp.	2.200%	11/22/20	6,300	6,313
Starbucks Corp.	2.100%	2/4/21	12,325	12,346
Starbucks Corp.	2.700%	6/15/22	7,250	7,385
Starbucks Corp.	3.100%	3/1/23	16,309	16,829
Starbucks Corp.	3.850%	10/1/23	10,455	11,095
Tapestry Inc.	3.000%	7/15/22	5,850	5,907
Target Corp.	2.900%	1/15/22	17,473	17,872
Target Corp.	3.500%	7/1/24	13,125	14,033
TJX Cos. Inc.	2.750%	6/15/21	12,565	12,716
TJX Cos. Inc.	2.500%	5/15/23	17,163	17,453
Toyota Motor Corp.	3.183%	7/20/21	8,392	8,570
Toyota Motor Corp.	2.157%	7/2/22	9,600	9,655
Toyota Motor Corp.	3.419%	7/20/23	10,600	11,124
Toyota Motor Corp.	2.358%	7/2/24	2,375	2,406
Toyota Motor Credit Corp.	3.050%	1/8/21	5,735	5,808
Toyota Motor Credit Corp.	4.250%	1/11/21	5,044	5,175

Toyota Motor Credit Corp.	1.900%	4/8/21	20,047	20,061
Toyota Motor Credit Corp.	2.950%	4/13/21	20,996	21,310
Toyota Motor Credit Corp.	2.750%	5/17/21	7,523	7,612
Toyota Motor Credit Corp.	3.400%	9/15/21	13,104	13,452
Toyota Motor Credit Corp.	1.800%	10/7/21	3,115	3,110
Toyota Motor Credit Corp.	2.600%	1/11/22	14,815	15,036
Toyota Motor Credit Corp.	3.300%	1/12/22	16,962	17,441
Toyota Motor Credit Corp.	2.650%	4/12/22	11,093	11,301
Toyota Motor Credit Corp.	2.800%	7/13/22	17,851	18,241
Toyota Motor Credit Corp.	2.150%	9/8/22	19,652	19,787
Toyota Motor Credit Corp.	2.625%	1/10/23	16,890	17,213
Toyota Motor Credit Corp.	2.700%	1/11/23	22,450	22,947
Toyota Motor Credit Corp.	3.450%	9/20/23	7,580	7,979
Toyota Motor Credit Corp.	2.250%	10/18/23	6,775	6,837
Toyota Motor Credit Corp.	3.350%	1/8/24	7,250	7,605
Toyota Motor Credit Corp.	2.900%	4/17/24	10,411	10,795
Toyota Motor Credit Corp.	2.000%	10/7/24	5,200	5,196
VF Corp.	3.500%	9/1/21	6,205	6,348
Visa Inc.	2.200%	12/14/20	44,168	44,315
Visa Inc.	2.150%	9/15/22	20,890	21,081
Visa Inc.	2.800%	12/14/22	31,551	32,414
Walgreen Co.	3.100%	9/15/22	14,013	14,232
Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,600	15,865
Walgreens Boots Alliance Inc.	3.800%	11/18/24	30,288	31,382
Walmart Inc.	1.900%	12/15/20	21,914	21,943
Walmart Inc.	4.250%	4/15/21	252	261
Walmart Inc.	3.125%	6/23/21	34,369	35,062
Walmart Inc.	2.350%	12/15/22	21,036	21,321
Walmart Inc.	2.550%	4/11/23	19,302	19,673
Walmart Inc.	3.400%	6/26/23	28,965	30,431
Walmart Inc.	3.300%	4/22/24	9,534	10,029
Walmart Inc.	2.850%	7/8/24	43,400	44,958
Western Union Co.	3.600%	3/15/22	11,502	11,884

Consumer Noncyclical (13.5%)
Abbott Laboratories	2.900%	11/30/21	47,302	48,307
Abbott Laboratories	2.550%	3/15/22	13,542	13,741
Abbott Laboratories	3.400%	11/30/23	17,056	17,937
AbbVie Inc.	2.300%	5/14/21	17,275	17,320
AbbVie Inc.	3.375%	11/14/21	17,172	17,592
3 AbbVie Inc.	2.150%	11/19/21	30,000	30,022
AbbVie Inc.	2.900%	11/6/22	49,221	50,086
AbbVie Inc.	3.200%	11/6/22	14,089	14,456
3 AbbVie Inc.	2.300%	11/21/22	39,435	39,494
AbbVie Inc.	2.850%	5/14/23	11,853	12,047
AbbVie Inc.	3.750%	11/14/23	27,825	29,248
3 AbbVie Inc.	2.600%	11/21/24	50,000	50,285
Actavis Inc.	3.250%	10/1/22	35,459	36,157
Agilent Technologies Inc.	3.200%	10/1/22	6,649	6,807
Agilent Technologies Inc.	3.875%	7/15/23	8,575	8,989
Allergan Funding SCS	3.450%	3/15/22	29,452	30,090
Allergan Funding SCS	3.850%	6/15/24	16,154	16,901
Allergan Inc.	2.800%	3/15/23	9,612	9,689
Altria Group Inc.	4.750%	5/5/21	12,051	12,511
Altria Group Inc.	3.490%	2/14/22	15,250	15,654
Altria Group Inc.	2.850%	8/9/22	28,872	29,285

Altria Group Inc.	2.950%	5/2/23	5,764	5,834
Altria Group Inc.	4.000%	1/31/24	24,852	26,200
Altria Group Inc.	3.800%	2/14/24	16,167	16,981
AmerisourceBergen Corp.	3.500%	11/15/21	11,965	12,261
AmerisourceBergen Corp.	3.400%	5/15/24	9,622	9,972
Amgen Inc.	4.100%	6/15/21	15,807	16,241
Amgen Inc.	1.850%	8/19/21	14,962	14,929
Amgen Inc.	3.875%	11/15/21	21,983	22,654
Amgen Inc.	2.700%	5/1/22	7,678	7,808
Amgen Inc.	2.650%	5/11/22	25,140	25,475
Amgen Inc.	3.625%	5/15/22	18,772	19,404
Amgen Inc.	2.250%	8/19/23	10,419	10,457
Amgen Inc.	3.625%	5/22/24	21,792	23,046
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,937	4,008
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	44,097	45,715
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	10,948	11,619
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	8,525	8,742
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	8,409	8,549
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	23,714	24,913
3 Anheuser-Busch North American Holding
Corp.	3.750%	1/15/22	750	769
Archer-Daniels-Midland Co.	4.479%	3/1/21	5,018	5,173
Archer-Daniels-Midland Co.	3.375%	3/15/22	8,569	8,822
AstraZeneca plc	2.375%	11/16/20	13,903	13,955
AstraZeneca plc	2.375%	6/12/22	20,735	20,901
AstraZeneca plc	3.500%	8/17/23	15,645	16,329
BAT Capital Corp.	2.764%	8/15/22	27,447	27,692
BAT Capital Corp.	3.222%	8/15/24	43,401	44,190
BAT Capital Corp.	2.789%	9/6/24	16,385	16,342
Baxter International Inc.	1.700%	8/15/21	5,808	5,782
Beam Suntory Inc.	3.250%	5/15/22	3,703	3,773
Becton Dickinson & Co.	3.125%	11/8/21	15,159	15,432
Becton Dickinson & Co.	2.894%	6/6/22	24,036	24,379
Becton Dickinson & Co.	3.363%	6/6/24	27,904	29,045
Bio-Rad Laboratories Inc.	4.875%	12/15/20	5,976	6,075
Biogen Inc.	3.625%	9/15/22	15,918	16,559
Boston Scientific Corp.	3.375%	5/15/22	5,620	5,788
Boston Scientific Corp.	3.450%	3/1/24	14,132	14,767
3 Bristol-Myers Squibb Co.	2.875%	2/19/21	12,875	13,011
3 Bristol-Myers Squibb Co.	2.550%	5/14/21	17,888	18,062
3 Bristol-Myers Squibb Co.	2.250%	8/15/21	400	402
3 Bristol-Myers Squibb Co.	2.600%	5/16/22	20,000	20,332
Bristol-Myers Squibb Co.	2.000%	8/1/22	11,775	11,833
3 Bristol-Myers Squibb Co.	3.250%	8/15/22	12,714	13,139
3 Bristol-Myers Squibb Co.	3.550%	8/15/22	14,971	15,584
3 Bristol-Myers Squibb Co.	2.750%	2/15/23	18,185	18,541
3 Bristol-Myers Squibb Co.	3.250%	2/20/23	5,180	5,355
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,425	1,668
3 Bristol-Myers Squibb Co.	4.000%	8/15/23	9,585	10,151
Bristol-Myers Squibb Co.	3.250%	11/1/23	8,405	8,784
3 Bristol-Myers Squibb Co.	3.625%	5/15/24	20,050	21,224
3 Bristol-Myers Squibb Co.	2.900%	7/26/24	54,850	56,564
Bunge Ltd. Finance Corp.	3.000%	9/25/22	12,139	12,314
Bunge Ltd. Finance Corp.	4.350%	3/15/24	7,100	7,472
Campbell Soup Co.	3.300%	3/15/21	9,774	9,908
Campbell Soup Co.	4.250%	4/15/21	3,126	3,201

Campbell Soup Co.	2.500%	8/2/22	12,057	12,123
Campbell Soup Co.	3.650%	3/15/23	15,146	15,737
Cardinal Health Inc.	4.625%	12/15/20	5,425	5,561
Cardinal Health Inc.	2.616%	6/15/22	11,590	11,698
Cardinal Health Inc.	3.200%	3/15/23	9,659	9,902
Cardinal Health Inc.	3.079%	6/15/24	17,991	18,349
Cardinal Health Inc.	3.500%	11/15/24	2,004	2,076
Church & Dwight Co. Inc.	2.450%	8/1/22	7,398	7,457
Church & Dwight Co. Inc.	2.875%	10/1/22	3,233	3,296
3 Cigna Corp.	3.300%	2/25/21	9,250	9,371
Cigna Corp.	3.400%	9/17/21	25,683	26,193
3 Cigna Corp.	4.750%	11/15/21	21,481	22,453
3 Cigna Corp.	3.900%	2/15/22	5,118	5,286
3 Cigna Corp.	4.000%	2/15/22	7,665	7,904
3 Cigna Corp.	3.050%	11/30/22	16,171	16,464
3 Cigna Corp.	3.000%	7/15/23	24,780	25,155
Cigna Corp.	3.750%	7/15/23	25,482	26,636
3 Cigna Corp.	3.500%	6/15/24	14,510	15,082
Clorox Co.	3.800%	11/15/21	3,454	3,569
Clorox Co.	3.050%	9/15/22	9,885	10,130
Coca-Cola Co.	1.550%	9/1/21	17,525	17,438
Coca-Cola Co.	3.300%	9/1/21	19,002	19,488
Coca-Cola Co.	2.200%	5/25/22	10,260	10,366
Coca-Cola Co.	2.500%	4/1/23	11,243	11,453
Coca-Cola Co.	3.200%	11/1/23	25,896	27,229
Coca-Cola Co.	1.750%	9/6/24	7,400	7,358
Coca-Cola European Partners plc	3.250%	8/19/21	674	682
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	8,894	9,380
Colgate-Palmolive Co.	2.450%	11/15/21	5,385	5,454
Colgate-Palmolive Co.	2.300%	5/3/22	7,720	7,814
Colgate-Palmolive Co.	2.250%	11/15/22	10,128	10,262
Colgate-Palmolive Co.	1.950%	2/1/23	1,235	1,242
Colgate-Palmolive Co.	2.100%	5/1/23	9,332	9,412
Colgate-Palmolive Co.	3.250%	3/15/24	9,820	10,354
CommonSpirit Health	2.950%	11/1/22	6,967	7,079
CommonSpirit Health	2.760%	10/1/24	10,209	10,315
Conagra Brands Inc.	3.800%	10/22/21	25,112	25,847
Conagra Brands Inc.	3.250%	9/15/22	1,200	1,226
Conagra Brands Inc.	3.200%	1/25/23	7,818	8,037
Conagra Brands Inc.	4.300%	5/1/24	16,909	18,129
Constellation Brands Inc.	3.750%	5/1/21	7,803	7,976
Constellation Brands Inc.	2.700%	5/9/22	10,119	10,235
Constellation Brands Inc.	2.650%	11/7/22	11,924	12,082
Constellation Brands Inc.	3.200%	2/15/23	6,900	7,091
Constellation Brands Inc.	4.250%	5/1/23	14,195	15,082
Constellation Brands Inc.	4.750%	11/15/24	4,190	4,619
Covidien International Finance SA	3.200%	6/15/22	10,290	10,568
Covidien International Finance SA	2.950%	6/15/23	3,280	3,369
CVS Health Corp.	3.350%	3/9/21	38,834	39,438
CVS Health Corp.	2.125%	6/1/21	30,263	30,296
CVS Health Corp.	3.500%	7/20/22	24,366	25,156
CVS Health Corp.	2.750%	12/1/22	20,201	20,498
CVS Health Corp.	4.750%	12/1/22	4,319	4,597
CVS Health Corp.	3.700%	3/9/23	102,388	106,577
CVS Health Corp.	4.000%	12/5/23	17,180	18,182
CVS Health Corp.	3.375%	8/12/24	19,166	19,982

CVS Health Corp.	2.625%	8/15/24	1,496	1,508
DH Europe Finance II Sarl	2.050%	11/15/22	12,325	12,319
DH Europe Finance II Sarl	2.200%	11/15/24	8,003	8,015
Diageo Capital plc	2.625%	4/29/23	17,665	17,969
Diageo Capital plc	3.500%	9/18/23	5,750	6,036
Diageo Capital plc	2.125%	10/24/24	10,075	10,041
Diageo Investment Corp.	2.875%	5/11/22	19,842	20,249
Dignity Health	3.125%	11/1/22	4,389	4,467
Eli Lilly & Co.	2.350%	5/15/22	10,905	11,036
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,219	7,201
Flowers Foods Inc.	4.375%	4/1/22	2,850	2,972
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,000	3,032
General Mills Inc.	3.200%	4/16/21	11,825	12,016
General Mills Inc.	3.150%	12/15/21	16,870	17,219
General Mills Inc.	2.600%	10/12/22	14,709	14,907
General Mills Inc.	3.700%	10/17/23	9,096	9,588
General Mills Inc.	3.650%	2/15/24	3,989	4,196
Gilead Sciences Inc.	4.500%	4/1/21	16,546	17,002
Gilead Sciences Inc.	4.400%	12/1/21	19,289	20,164
Gilead Sciences Inc.	3.250%	9/1/22	21,876	22,590
Gilead Sciences Inc.	2.500%	9/1/23	15,619	15,834
Gilead Sciences Inc.	3.700%	4/1/24	29,537	31,255
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	21,125	21,654
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	20,381	21,293
GlaxoSmithKline Capital plc	3.125%	5/14/21	24,596	25,010
GlaxoSmithKline Capital plc	2.850%	5/8/22	17,500	17,863
GlaxoSmithKline Capital plc	2.875%	6/1/22	31,750	32,417
GlaxoSmithKline Capital plc	3.000%	6/1/24	13,075	13,552
Hasbro Inc.	3.150%	5/15/21	4,500	4,547
HCA Inc.	4.750%	5/1/23	23,595	25,217
HCA Inc.	5.000%	3/15/24	29,419	31,993
Hershey Co.	4.125%	12/1/20	5,375	5,492
Hershey Co.	3.100%	5/15/21	11,767	11,958
Hershey Co.	2.625%	5/1/23	750	764
Hershey Co.	3.375%	5/15/23	5,696	5,962
Hershey Co.	2.050%	11/15/24	1,753	1,756
JM Smucker Co.	3.500%	10/15/21	7,670	7,863
JM Smucker Co.	3.000%	3/15/22	9,632	9,812
Johnson & Johnson	1.950%	11/10/20	7,765	7,781
Johnson & Johnson	1.650%	3/1/21	22,840	22,818
Johnson & Johnson	3.550%	5/15/21	4,239	4,343
Johnson & Johnson	2.450%	12/5/21	7,941	8,035
Johnson & Johnson	2.250%	3/3/22	8,426	8,500
Johnson & Johnson	2.050%	3/1/23	7,590	7,627
Johnson & Johnson	6.730%	11/15/23	50	59
Johnson & Johnson	3.375%	12/5/23	16,616	17,650
Kaiser Foundation Hospitals	3.500%	4/1/22	4,847	5,016
Kellogg Co.	4.000%	12/15/20	1,040	1,060
Kellogg Co.	3.125%	5/17/22	2,975	3,036
Kellogg Co.	2.650%	12/1/23	8,892	9,069
Keurig Dr Pepper Inc.	3.551%	5/25/21	25,352	25,868
Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	1,006
Keurig Dr Pepper Inc.	4.057%	5/25/23	20,300	21,437
Keurig Dr Pepper Inc.	3.130%	12/15/23	12,823	13,185
Kimberly-Clark Corp.	2.400%	3/1/22	3,246	3,281
Kimberly-Clark Corp.	2.400%	6/1/23	4,832	4,935

Kraft Foods Group Inc.	3.500%	6/6/22	6,248	6,458
Kraft Heinz Foods Co.	3.375%	6/15/21	9,974	10,132
Kraft Heinz Foods Co.	3.500%	7/15/22	13,568	13,962
Kraft Heinz Foods Co.	4.000%	6/15/23	13,461	14,065
Kroger Co.	3.300%	1/15/21	4,985	5,050
Kroger Co.	2.600%	2/1/21	6,705	6,741
Kroger Co.	2.950%	11/1/21	12,647	12,850
Kroger Co.	3.400%	4/15/22	11,200	11,514
Kroger Co.	2.800%	8/1/22	1,306	1,329
Kroger Co.	3.850%	8/1/23	10,200	10,772
Kroger Co.	4.000%	2/1/24	6,800	7,225
Laboratory Corp. of America Holdings	3.200%	2/1/22	11,362	11,605
Laboratory Corp. of America Holdings	3.750%	8/23/22	8,782	9,094
Laboratory Corp. of America Holdings	4.000%	11/1/23	3,028	3,197
Laboratory Corp. of America Holdings	3.250%	9/1/24	12,401	12,862
Laboratory Corp. of America Holdings	2.300%	12/1/24	1,450	1,444
McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,823
McCormick & Co. Inc.	2.700%	8/15/22	9,108	9,250
McCormick & Co. Inc.	3.150%	8/15/24	10,707	11,080
McKesson Corp.	2.700%	12/15/22	3,575	3,608
McKesson Corp.	2.850%	3/15/23	9,460	9,563
McKesson Corp.	3.796%	3/15/24	15,149	15,945
Mead Johnson Nutrition Co.	3.000%	11/15/20	16,287	16,449
Medtronic Inc.	3.150%	3/15/22	18,224	18,734
Medtronic Inc.	2.750%	4/1/23	5,899	6,037
Merck & Co. Inc.	3.875%	1/15/21	7,476	7,615
Merck & Co. Inc.	2.350%	2/10/22	21,088	21,322
Merck & Co. Inc.	2.400%	9/15/22	20,350	20,642
Merck & Co. Inc.	2.800%	5/18/23	30,616	31,553
Merck & Co. Inc.	2.900%	3/7/24	9,100	9,436
Molson Coors Brewing Co.	2.100%	7/15/21	17,805	17,783
Molson Coors Brewing Co.	3.500%	5/1/22	3,560	3,652
3 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	6,150	6,140
Mondelez International Inc.	3.625%	5/7/23	7,934	8,314
Mondelez International Inc.	4.000%	2/1/24	8,244	8,768
Mylan Inc.	4.200%	11/29/23	8,140	8,614
Mylan NV	3.750%	12/15/20	11,393	11,539
Mylan NV	3.150%	6/15/21	25,396	25,693
Newell Brands Inc.	3.850%	4/1/23	6,623	6,831
Novartis Capital Corp.	2.400%	5/17/22	10,255	10,404
Novartis Capital Corp.	2.400%	9/21/22	29,152	29,600
Novartis Capital Corp.	3.400%	5/6/24	37,558	39,760
PepsiCo Inc.	2.150%	10/14/20	3,200	3,209
PepsiCo Inc.	2.000%	4/15/21	17,722	17,758
PepsiCo Inc.	3.000%	8/25/21	9,835	10,045
PepsiCo Inc.	1.700%	10/6/21	13,353	13,329
PepsiCo Inc.	2.750%	3/5/22	19,704	20,124
PepsiCo Inc.	2.250%	5/2/22	8,690	8,761
PepsiCo Inc.	3.100%	7/17/22	17,271	17,802
PepsiCo Inc.	2.750%	3/1/23	14,377	14,791
PepsiCo Inc.	3.600%	3/1/24	17,528	18,658
Perrigo Finance Unlimited Co.	3.500%	12/15/21	4,044	4,086
Pfizer Inc.	1.950%	6/3/21	24,949	25,001
Pfizer Inc.	3.000%	9/15/21	11,270	11,499
Pfizer Inc.	2.200%	12/15/21	16,909	17,015

Pfizer Inc.	2.800%	3/11/22	12,285	12,533
Pfizer Inc.	3.000%	6/15/23	14,696	15,229
Pfizer Inc.	5.800%	8/12/23	1,634	1,845
Pfizer Inc.	3.200%	9/15/23	10,950	11,408
Pfizer Inc.	2.950%	3/15/24	5,175	5,376
Pfizer Inc.	3.400%	5/15/24	15,832	16,778
Philip Morris International Inc.	1.875%	2/25/21	19,905	19,877
Philip Morris International Inc.	4.125%	5/17/21	6,200	6,386
Philip Morris International Inc.	2.900%	11/15/21	6,609	6,723
Philip Morris International Inc.	2.625%	2/18/22	10,240	10,365
Philip Morris International Inc.	2.375%	8/17/22	14,508	14,613
Philip Morris International Inc.	2.500%	8/22/22	7,614	7,700
Philip Morris International Inc.	2.500%	11/2/22	11,696	11,855
Philip Morris International Inc.	2.625%	3/6/23	10,062	10,213
Philip Morris International Inc.	2.125%	5/10/23	9,899	9,896
Philip Morris International Inc.	3.600%	11/15/23	4,010	4,226
Philip Morris International Inc.	2.875%	5/1/24	9,185	9,441
Philip Morris International Inc.	3.250%	11/10/24	12,463	13,066
2 Procter & Gamble - Esop	9.360%	1/1/21	455	472
Procter & Gamble Co.	1.900%	10/23/20	7,230	7,238
Procter & Gamble Co.	1.850%	2/2/21	8,755	8,762
Procter & Gamble Co.	1.700%	11/3/21	14,306	14,325
Procter & Gamble Co.	2.300%	2/6/22	19,144	19,405
Procter & Gamble Co.	2.150%	8/11/22	3,642	3,682
Procter & Gamble Co.	3.100%	8/15/23	19,279	20,204
Quest Diagnostics Inc.	4.700%	4/1/21	5,574	5,763
Quest Diagnostics Inc.	4.250%	4/1/24	5,867	6,295
Reynolds American Inc.	4.000%	6/12/22	10,546	10,960
Reynolds American Inc.	4.850%	9/15/23	11,080	11,987
Sanofi	4.000%	3/29/21	28,179	28,993
Sanofi	3.375%	6/19/23	18,443	19,302
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	54,792	55,024
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	44,849	45,670
SSM Health Care Corp.	3.688%	6/1/23	7,575	7,940
Stryker Corp.	2.625%	3/15/21	10,771	10,841
Stryker Corp.	3.375%	5/15/24	10,625	11,127
Sysco Corp.	2.500%	7/15/21	8,024	8,081
Sysco Corp.	2.600%	6/12/22	7,116	7,198
3 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	20,300	20,967
3 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	19,010	20,424
Thermo Fisher Scientific Inc.	3.000%	4/15/23	19,642	20,174
Thermo Fisher Scientific Inc.	4.150%	2/1/24	15,859	16,984
Tyson Foods Inc.	2.250%	8/23/21	14,611	14,649
Tyson Foods Inc.	4.500%	6/15/22	19,674	20,737
Tyson Foods Inc.	3.900%	9/28/23	4,388	4,650
Tyson Foods Inc.	3.950%	8/15/24	17,865	19,099
Unilever Capital Corp.	4.250%	2/10/21	14,488	14,872
Unilever Capital Corp.	2.750%	3/22/21	6,806	6,875
Unilever Capital Corp.	1.375%	7/28/21	10,340	10,274
Unilever Capital Corp.	3.000%	3/7/22	11,450	11,720
Unilever Capital Corp.	2.200%	5/5/22	9,240	9,309
Unilever Capital Corp.	3.125%	3/22/23	7,225	7,488
Unilever Capital Corp.	3.250%	3/7/24	9,214	9,673
Unilever Capital Corp.	2.600%	5/5/24	13,273	13,570
Whirlpool Corp.	4.850%	6/15/21	5,388	5,601
Whirlpool Corp.	4.700%	6/1/22	4,350	4,608

Whirlpool Corp.	4.000%	3/1/24	4,345	4,614
Wyeth LLC	6.450%	2/1/24	9,075	10,623
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	3,625	3,696
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	13,763	14,042
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	5,506	5,737
Zoetis Inc.	3.450%	11/13/20	8,341	8,428
Zoetis Inc.	3.250%	8/20/21	4,415	4,483
Zoetis Inc.	3.250%	2/1/23	14,284	14,703

Energy (7.4%)
Apache Corp.	3.625%	2/1/21	2,966	2,995
Apache Corp.	3.250%	4/15/22	4,049	4,110
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	18,880	19,165
Boardwalk Pipelines LP	3.375%	2/1/23	5,625	5,692
BP Capital Markets America Inc.	4.742%	3/11/21	17,497	18,136
BP Capital Markets America Inc.	2.112%	9/16/21	4,914	4,928
BP Capital Markets America Inc.	3.245%	5/6/22	24,796	25,577
BP Capital Markets America Inc.	2.520%	9/19/22	13,570	13,768
BP Capital Markets America Inc.	2.750%	5/10/23	30,670	31,307
BP Capital Markets America Inc.	3.216%	11/28/23	9,655	10,061
BP Capital Markets America Inc.	3.790%	2/6/24	8,390	8,913
BP Capital Markets America Inc.	3.224%	4/14/24	16,764	17,448
BP Capital Markets plc	3.561%	11/1/21	16,642	17,138
BP Capital Markets plc	3.062%	3/17/22	14,174	14,522
BP Capital Markets plc	3.245%	5/6/22	9,091	9,377
BP Capital Markets plc	2.500%	11/6/22	16,415	16,671
BP Capital Markets plc	2.750%	5/10/23	312	319
BP Capital Markets plc	3.994%	9/26/23	7,840	8,379
BP Capital Markets plc	3.216%	11/28/23	633	660
BP Capital Markets plc	3.814%	2/10/24	26,711	28,419
BP Capital Markets plc	3.535%	11/4/24	10,132	10,787
Canadian Natural Resources Ltd.	3.450%	11/15/21	6,223	6,356
Canadian Natural Resources Ltd.	2.950%	1/15/23	9,489	9,634
Canadian Natural Resources Ltd.	3.800%	4/15/24	10,604	11,154
Cenovus Energy Inc.	3.000%	8/15/22	6,200	6,264
Cenovus Energy Inc.	3.800%	9/15/23	4,855	5,025
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	19,200	22,032
Chevron Corp.	2.419%	11/17/20	12,000	12,076
Chevron Corp.	2.100%	5/16/21	22,833	22,933
Chevron Corp.	2.411%	3/3/22	8,480	8,576
Chevron Corp.	2.498%	3/3/22	9,984	10,123
Chevron Corp.	2.355%	12/5/22	39,443	39,944
Chevron Corp.	2.566%	5/16/23	8,903	9,079
Chevron Corp.	3.191%	6/24/23	37,769	39,332
Chevron Corp.	2.895%	3/3/24	7,385	7,665
Cimarex Energy Co.	4.375%	6/1/24	13,042	13,647
ConocoPhillips Co.	2.400%	12/15/22	589	594
ConocoPhillips Co.	3.350%	11/15/24	6,623	6,985
Continental Resources Inc.	5.000%	9/15/22	755	761
Continental Resources Inc.	4.500%	4/15/23	31,732	33,041
Continental Resources Inc.	3.800%	6/1/24	22,991	23,537
Diamondback Energy Inc.	4.750%	11/1/24	5,000	5,180
Diamondback Energy Inc.	2.875%	12/1/24	10,000	9,994
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	8,790	8,834
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,850	7,112

Dominion Energy Gas Holdings LLC	2.500%	11/15/24	6,000	6,015
Enable Midstream Partners LP	3.900%	5/15/24	6,524	6,570
Enbridge Energy Partners LP	4.375%	10/15/20	8,665	8,819
Enbridge Energy Partners LP	4.200%	9/15/21	8,386	8,641
Enbridge Inc.	2.900%	7/15/22	8,407	8,535
Enbridge Inc.	4.000%	10/1/23	8,100	8,571
Enbridge Inc.	3.500%	6/10/24	7,492	7,796
Encana Corp.	3.900%	11/15/21	8,419	8,599
Energy Transfer Operating LP	4.650%	6/1/21	19,338	19,837
Energy Transfer Operating LP	5.200%	2/1/22	13,567	14,088
Energy Transfer Operating LP	3.600%	2/1/23	17,792	18,189
Energy Transfer Operating LP	4.250%	3/15/23	16,000	16,633
Energy Transfer Operating LP	4.200%	9/15/23	4,029	4,214
Energy Transfer Operating LP	5.875%	1/15/24	19,975	22,007
Energy Transfer Operating LP	4.900%	2/1/24	4,495	4,818
Energy Transfer Operating LP	4.500%	4/15/24	15,031	15,909
Enterprise Products Operating LLC	2.800%	2/15/21	7,063	7,127
Enterprise Products Operating LLC	2.850%	4/15/21	11,443	11,558
Enterprise Products Operating LLC	3.500%	2/1/22	12,081	12,446
Enterprise Products Operating LLC	4.050%	2/15/22	12,922	13,467
Enterprise Products Operating LLC	3.350%	3/15/23	22,172	22,704
Enterprise Products Operating LLC	3.900%	2/15/24	15,225	16,153
2 Enterprise Products Operating LLC	4.875%	8/16/77	6,550	6,434
EOG Resources Inc.	4.100%	2/1/21	11,319	11,592
EOG Resources Inc.	2.625%	3/15/23	15,759	16,029
EQM Midstream Partners LP	4.750%	7/15/23	19,375	18,876
EQM Midstream Partners LP	4.000%	8/1/24	5,932	5,594
EQT Corp.	4.875%	11/15/21	7,056	7,222
EQT Corp.	3.000%	10/1/22	19,024	18,323
Exxon Mobil Corp.	2.222%	3/1/21	28,900	29,046
Exxon Mobil Corp.	2.397%	3/6/22	20,717	20,958
Exxon Mobil Corp.	1.902%	8/16/22	10,700	10,741
Exxon Mobil Corp.	2.726%	3/1/23	34,843	35,692
Exxon Mobil Corp.	3.176%	3/15/24	500	524
Exxon Mobil Corp.	2.019%	8/16/24	15,450	15,486
Halliburton Co.	3.250%	11/15/21	6,959	7,091
Halliburton Co.	3.500%	8/1/23	18,219	18,888
Hess Corp.	3.500%	7/15/24	3,819	3,912
Husky Energy Inc.	3.950%	4/15/22	8,539	8,797
Husky Energy Inc.	4.000%	4/15/24	12,060	12,609
Kinder Morgan Energy Partners LP	3.500%	3/1/21	11,438	11,582
Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,384	6,649
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,187	11,670
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,807	4,996
Kinder Morgan Energy Partners LP	3.950%	9/1/22	14,491	15,061
Kinder Morgan Energy Partners LP	3.450%	2/15/23	9,959	10,239
Kinder Morgan Energy Partners LP	3.500%	9/1/23	5,406	5,585
Kinder Morgan Energy Partners LP	4.150%	2/1/24	7,359	7,806
Kinder Morgan Energy Partners LP	4.300%	5/1/24	13,775	14,593
Kinder Morgan Energy Partners LP	4.250%	9/1/24	14,129	15,071
Kinder Morgan Inc.	3.150%	1/15/23	16,572	16,925
Magellan Midstream Partners LP	4.250%	2/1/21	4,859	4,978
Marathon Oil Corp.	2.800%	11/1/22	16,239	16,481
Marathon Petroleum Corp.	3.400%	12/15/20	18,925	19,151
Marathon Petroleum Corp.	5.125%	3/1/21	7,258	7,516
Marathon Petroleum Corp.	4.750%	12/15/23	18,474	20,000

Marathon Petroleum Corp.	3.625%	9/15/24	5,786	6,065
3 MPLX LP	3.500%	12/1/22	7,050	7,219
MPLX LP	3.375%	3/15/23	6,597	6,748
MPLX LP	4.500%	7/15/23	18,956	20,069
3 MPLX LP	6.375%	5/1/24	1,050	1,100
National Fuel Gas Co.	4.900%	12/1/21	8,839	9,215
National Fuel Gas Co.	3.750%	3/1/23	8,125	8,353
National Oilwell Varco Inc.	2.600%	12/1/22	5,349	5,436
Newfield Exploration Co.	5.750%	1/30/22	15,113	16,058
Newfield Exploration Co.	5.625%	7/1/24	16,171	17,667
Noble Energy Inc.	3.900%	11/15/24	9,958	10,434
Occidental Petroleum Corp.	4.100%	2/1/21	17,823	18,120
Occidental Petroleum Corp.	4.850%	3/15/21	8,466	8,710
Occidental Petroleum Corp.	2.600%	8/13/21	23,920	24,058
Occidental Petroleum Corp.	3.125%	2/15/22	17,560	17,836
Occidental Petroleum Corp.	2.600%	4/15/22	5,570	5,607
Occidental Petroleum Corp.	2.700%	8/15/22	27,160	27,372
Occidental Petroleum Corp.	2.700%	2/15/23	12,941	13,005
Occidental Petroleum Corp.	6.950%	7/1/24	10,724	12,559
Occidental Petroleum Corp.	2.900%	8/15/24	47,075	47,301
ONEOK Inc.	4.250%	2/1/22	5,916	6,143
ONEOK Inc.	7.500%	9/1/23	11,325	13,201
ONEOK Inc.	2.750%	9/1/24	8,862	8,879
ONEOK Partners LP	3.375%	10/1/22	11,441	11,719
ONEOK Partners LP	5.000%	9/15/23	6,720	7,296
Petro-Canada	9.250%	10/15/21	6,047	6,811
Phillips 66	4.300%	4/1/22	26,827	28,227
Pioneer Natural Resources Co.	3.450%	1/15/21	10,052	10,176
Pioneer Natural Resources Co.	3.950%	7/15/22	6,716	6,970
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	9,559	9,791
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	10,391	10,623
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	7,336	7,332
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	11,035	11,397
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	9,859	10,052
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	15,081	16,016
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	8,729	9,220
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	9,215	9,699
Sabine Pass Liquefaction LLC	5.625%	2/1/21	30,500	31,377
Sabine Pass Liquefaction LLC	6.250%	3/15/22	13,085	14,050
Sabine Pass Liquefaction LLC	5.625%	4/15/23	21,407	23,227
Sabine Pass Liquefaction LLC	5.750%	5/15/24	30,900	34,376
Schlumberger Investment SA	3.650%	12/1/23	23,065	24,257
Shell International Finance BV	1.875%	5/10/21	24,744	24,745
Shell International Finance BV	1.750%	9/12/21	16,237	16,199
Shell International Finance BV	2.375%	8/21/22	20,715	20,958
Shell International Finance BV	2.250%	1/6/23	18,020	18,074
Shell International Finance BV	3.400%	8/12/23	13,531	14,199
Shell International Finance BV	2.000%	11/7/24	20,740	20,645

Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	5,145	5,281
Spectra Energy Partners LP	4.750%	3/15/24	16,601	18,038
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	13,707	14,024
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,300	3,442
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	3,620	3,675
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	13,154	13,753
TC PipeLines LP	4.650%	6/15/21	2,708	2,791
TechnipFMC plc	3.450%	10/1/22	6,579	6,698
Total Capital Canada Ltd.	2.750%	7/15/23	16,626	17,079
Total Capital International SA	2.750%	6/19/21	12,751	12,922
Total Capital International SA	2.218%	7/12/21	5,000	5,021
Total Capital International SA	2.875%	2/17/22	20,412	20,858
Total Capital International SA	2.700%	1/25/23	14,874	15,182
Total Capital International SA	3.700%	1/15/24	15,939	16,954
Total Capital International SA	3.750%	4/10/24	18,279	19,529
Total Capital SA	4.125%	1/28/21	12,633	12,954
Total Capital SA	4.250%	12/15/21	2,600	2,719
TransCanada PipeLines Ltd.	2.500%	8/1/22	15,109	15,187
TransCanada PipeLines Ltd.	3.750%	10/16/23	11,551	12,129
Western Midstream Operating LP	5.375%	6/1/21	10,723	11,041
Western Midstream Operating LP	4.000%	7/1/22	7,988	8,135
Williams Cos. Inc.	7.875%	9/1/21	1,400	1,528
Williams Cos. Inc.	4.000%	11/15/21	12,490	12,841
Williams Cos. Inc.	3.600%	3/15/22	20,656	21,197
Williams Cos. Inc.	3.350%	8/15/22	15,813	16,137
Williams Cos. Inc.	3.700%	1/15/23	12,946	13,368
Williams Cos. Inc.	4.500%	11/15/23	10,789	11,442
Williams Cos. Inc.	4.300%	3/4/24	21,870	23,106
Williams Cos. Inc.	4.550%	6/24/24	15,325	16,415

Other Industrial (0.0%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,074
Cintas Corp. No 2	2.900%	4/1/22	7,365	7,511
Cintas Corp. No 2	3.250%	6/1/22	4,425	4,537

Technology (9.1%)
Alphabet Inc.	3.625%	5/19/21	10,309	10,567
Alphabet Inc.	3.375%	2/25/24	8,865	9,381
Altera Corp.	4.100%	11/15/23	8,908	9,619
Amphenol Corp.	3.200%	4/1/24	6,825	7,058
Analog Devices Inc.	2.950%	1/12/21	3,575	3,607
Analog Devices Inc.	2.500%	12/5/21	8,645	8,709
Analog Devices Inc.	2.875%	6/1/23	8,600	8,769
Analog Devices Inc.	3.125%	12/5/23	8,125	8,372
Apple Inc.	2.250%	2/23/21	36,970	37,154
Apple Inc.	2.850%	5/6/21	38,116	38,671
Apple Inc.	1.550%	8/4/21	20,283	20,192
Apple Inc.	2.150%	2/9/22	24,274	24,458
Apple Inc.	2.500%	2/9/22	33,029	33,583
Apple Inc.	2.300%	5/11/22	26,195	26,483
Apple Inc.	2.700%	5/13/22	34,112	34,828
Apple Inc.	2.100%	9/12/22	10,744	10,828
Apple Inc.	2.400%	1/13/23	27,073	27,488
Apple Inc.	2.850%	2/23/23	24,417	25,084
Apple Inc.	2.400%	5/3/23	71,865	72,939

Apple Inc.	3.000%	2/9/24	28,495	29,609
Apple Inc.	3.450%	5/6/24	43,693	46,382
Apple Inc.	2.850%	5/11/24	33,477	34,617
Apple Inc.	1.800%	9/11/24	7,114	7,053
Applied Materials Inc.	4.300%	6/15/21	6,800	7,042
Arrow Electronics Inc.	3.500%	4/1/22	4,806	4,886
Arrow Electronics Inc.	4.500%	3/1/23	4,250	4,459
Arrow Electronics Inc.	3.250%	9/8/24	8,680	8,800
Autodesk Inc.	3.600%	12/15/22	2,593	2,680
Avnet Inc.	3.750%	12/1/21	5,175	5,272
Avnet Inc.	4.875%	12/1/22	5,325	5,651
Baidu Inc.	2.875%	7/6/22	6,925	6,973
Baidu Inc.	3.500%	11/28/22	10,199	10,462
Baidu Inc.	3.875%	9/29/23	20,380	21,215
Baidu Inc.	4.375%	5/14/24	12,600	13,433
Broadcom Corp.	2.500%	8/15/22	500	497
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	18,458	18,428
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	49,763	50,324
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	17,564	17,584
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	47,858	49,219
3 Broadcom Inc.	3.125%	4/15/21	19,917	20,123
3 Broadcom Inc.	3.125%	10/15/22	31,833	32,339
3 Broadcom Inc.	3.625%	10/15/24	23,196	23,781
CA Inc.	3.600%	8/15/22	9,150	9,343
Cadence Design Systems Inc.	4.375%	10/15/24	5,257	5,659
Cisco Systems Inc.	2.200%	2/28/21	33,930	34,096
Cisco Systems Inc.	2.900%	3/4/21	10,111	10,239
Cisco Systems Inc.	1.850%	9/20/21	28,485	28,482
Cisco Systems Inc.	3.000%	6/15/22	6,055	6,226
Cisco Systems Inc.	2.600%	2/28/23	12,940	13,218
Cisco Systems Inc.	2.200%	9/20/23	10,638	10,736
Cisco Systems Inc.	3.625%	3/4/24	11,629	12,404
Corning Inc.	2.900%	5/15/22	6,788	6,891
3 Dell International LLC / EMC Corp.	4.420%	6/15/21	64,510	66,410
3 Dell International LLC / EMC Corp.	5.450%	6/15/23	51,771	56,044
3 Dell International LLC / EMC Corp.	4.000%	7/15/24	15,500	16,172
DXC Technology Co.	4.250%	4/15/24	7,550	7,925
Equifax Inc.	2.300%	6/1/21	5,578	5,579
Equifax Inc.	3.600%	8/15/21	4,004	4,085
Equifax Inc.	3.300%	12/15/22	7,622	7,816
Equifax Inc.	3.950%	6/15/23	4,986	5,235
Equifax Inc.	2.600%	12/1/24	4,000	4,008
Equinix Inc.	2.625%	11/18/24	13,000	13,043
Fidelity National Information Services Inc.	3.625%	10/15/20	22,141	22,412
Fidelity National Information Services Inc.	2.250%	8/15/21	8,604	8,631
Fidelity National Information Services Inc.	4.500%	10/15/22	6,289	6,688
Fidelity National Information Services Inc.	3.500%	4/15/23	11,439	11,905
Fidelity National Information Services Inc.	3.875%	6/5/24	3,000	3,193
Fiserv Inc.	4.750%	6/15/21	2,155	2,241
Fiserv Inc.	3.500%	10/1/22	11,799	12,216
Fiserv Inc.	3.800%	10/1/23	17,920	18,927
Fiserv Inc.	2.750%	7/1/24	28,882	29,349

Flex Ltd.	5.000%	2/15/23	8,343	8,893
FLIR Systems Inc.	3.125%	6/15/21	6,318	6,382
Genpact Luxembourg Sarl	3.700%	4/1/22	190	193
Hewlett Packard Enterprise Co.	3.600%	10/15/20	35,000	35,407
Hewlett Packard Enterprise Co.	3.500%	10/5/21	6,300	6,456
Hewlett Packard Enterprise Co.	4.400%	10/15/22	31,601	33,383
Hewlett Packard Enterprise Co.	2.250%	4/1/23	10,000	9,987
HP Inc.	3.750%	12/1/20	3,336	3,390
HP Inc.	4.300%	6/1/21	7,357	7,590
HP Inc.	4.375%	9/15/21	19,743	20,428
HP Inc.	4.650%	12/9/21	7,457	7,807
HP Inc.	4.050%	9/15/22	7,475	7,814
IBM Credit LLC	3.450%	11/30/20	11,033	11,209
IBM Credit LLC	1.800%	1/20/21	18,125	18,096
IBM Credit LLC	2.650%	2/5/21	11,719	11,821
IBM Credit LLC	3.600%	11/30/21	8,985	9,274
IBM Credit LLC	2.200%	9/8/22	5,230	5,254
IBM Credit LLC	3.000%	2/6/23	5,601	5,757
Intel Corp.	1.700%	5/19/21	19,561	19,549
Intel Corp.	3.300%	10/1/21	27,400	28,150
Intel Corp.	2.350%	5/11/22	9,607	9,717
Intel Corp.	3.100%	7/29/22	14,326	14,777
Intel Corp.	2.700%	12/15/22	26,496	27,113
Intel Corp.	2.875%	5/11/24	18,247	18,922
International Business Machines Corp.	2.250%	2/19/21	16,711	16,780
International Business Machines Corp.	2.800%	5/13/21	21,745	22,006
International Business Machines Corp.	2.900%	11/1/21	10,845	11,012
International Business Machines Corp.	2.500%	1/27/22	10,747	10,859
International Business Machines Corp.	2.850%	5/13/22	52,225	53,215
International Business Machines Corp.	1.875%	8/1/22	11,433	11,406
International Business Machines Corp.	2.875%	11/9/22	16,225	16,630
International Business Machines Corp.	3.375%	8/1/23	21,747	22,685
International Business Machines Corp.	3.625%	2/12/24	27,375	28,934
International Business Machines Corp.	3.000%	5/15/24	55,100	56,984
Jabil Inc.	5.625%	12/15/20	4,712	4,858
Jabil Inc.	4.700%	9/15/22	5,948	6,293
Juniper Networks Inc.	4.500%	3/15/24	12,389	13,366
KLA Corp.	4.125%	11/1/21	7,763	8,025
KLA Corp.	4.650%	11/1/24	20,763	22,766
Lam Research Corp.	2.800%	6/15/21	12,474	12,622
Marvell Technology Group Ltd.	4.200%	6/22/23	7,169	7,510
Maxim Integrated Products Inc.	3.375%	3/15/23	6,712	6,895
Microchip Technology Inc.	3.922%	6/1/21	15,000	15,307
Microchip Technology Inc.	4.333%	6/1/23	16,000	16,838
Micron Technology Inc.	4.640%	2/6/24	9,000	9,653
Microsoft Corp.	4.000%	2/8/21	1,713	1,758
Microsoft Corp.	1.550%	8/8/21	29,250	29,133
Microsoft Corp.	2.400%	2/6/22	31,485	31,920
Microsoft Corp.	2.375%	2/12/22	37,642	38,126
Microsoft Corp.	2.650%	11/3/22	23,967	24,536
Microsoft Corp.	2.125%	11/15/22	12,408	12,525
Microsoft Corp.	2.375%	5/1/23	16,393	16,655
Microsoft Corp.	2.000%	8/8/23	29,312	29,443
Microsoft Corp.	3.625%	12/15/23	16,020	17,040
Microsoft Corp.	2.875%	2/6/24	39,986	41,517
Motorola Solutions Inc.	3.750%	5/15/22	6,980	7,235

Motorola Solutions Inc.	3.500%	3/1/23	10,251	10,578
Motorola Solutions Inc.	4.000%	9/1/24	9,931	10,455
NetApp Inc.	3.375%	6/15/21	7,509	7,638
NetApp Inc.	3.300%	9/29/24	6,385	6,599
NVIDIA Corp.	2.200%	9/16/21	14,862	14,910
3 NXP BV / NXP Funding LLC	4.875%	3/1/24	23,118	25,112
Oracle Corp.	2.800%	7/8/21	19,219	19,511
Oracle Corp.	1.900%	9/15/21	62,944	62,950
Oracle Corp.	2.500%	5/15/22	35,863	36,351
Oracle Corp.	2.500%	10/15/22	41,450	42,181
Oracle Corp.	2.625%	2/15/23	26,292	26,800
Oracle Corp.	3.625%	7/15/23	18,970	20,007
Oracle Corp.	2.400%	9/15/23	28,550	28,929
Oracle Corp.	3.400%	7/8/24	29,749	31,351
Oracle Corp.	2.950%	11/15/24	32,690	33,903
PayPal Holdings Inc.	2.200%	9/26/22	20,000	20,086
PayPal Holdings Inc.	2.400%	10/1/24	9,276	9,295
QUALCOMM Inc.	3.000%	5/20/22	31,984	32,728
QUALCOMM Inc.	2.600%	1/30/23	10,512	10,671
QUALCOMM Inc.	2.900%	5/20/24	29,629	30,475
salesforce.com Inc.	3.250%	4/11/23	15,060	15,663
Seagate HDD Cayman	4.250%	3/1/22	5,084	5,249
Seagate HDD Cayman	4.750%	6/1/23	4,630	4,873
Seagate HDD Cayman	4.875%	3/1/24	8,490	8,978
Tech Data Corp.	3.700%	2/15/22	7,405	7,542
Texas Instruments Inc.	2.750%	3/12/21	15,911	16,084
Texas Instruments Inc.	1.850%	5/15/22	5,042	5,048
Texas Instruments Inc.	2.625%	5/15/24	6,750	6,949
Total System Services Inc.	3.800%	4/1/21	7,159	7,301
Total System Services Inc.	3.750%	6/1/23	11,186	11,678
Total System Services Inc.	4.000%	6/1/23	9,850	10,369
Trimble Inc.	4.150%	6/15/23	4,409	4,628
Tyco Electronics Group SA	4.875%	1/15/21	180	185
Tyco Electronics Group SA	3.500%	2/3/22	9,579	9,844
Tyco Electronics Group SA	3.450%	8/1/24	6,700	6,995
Verisk Analytics Inc.	5.800%	5/1/21	7,060	7,410
Verisk Analytics Inc.	4.125%	9/12/22	7,704	8,064
VMware Inc.	2.300%	8/21/20	12,517	12,535
VMware Inc.	2.950%	8/21/22	14,932	15,197
Xilinx Inc.	3.000%	3/15/21	7,416	7,506
Xilinx Inc.	2.950%	6/1/24	10,500	10,772

Transportation (1.6%)
2 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	8,331	8,707
Burlington Northern Santa Fe LLC	3.450%	9/15/21	7,681	7,868
Burlington Northern Santa Fe LLC	3.050%	3/15/22	8,276	8,469
Burlington Northern Santa Fe LLC	3.050%	9/1/22	11,091	11,382
Burlington Northern Santa Fe LLC	3.000%	3/15/23	14,268	14,694
Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,321	7,732
Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,624	9,183
Burlington Northern Santa Fe LLC	3.400%	9/1/24	10,867	11,487
Canadian National Railway Co.	2.850%	12/15/21	4,925	5,000
Canadian National Railway Co.	2.950%	11/21/24	4,465	4,612
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,507
Canadian Pacific Railway Co.	4.450%	3/15/23	4,350	4,633

2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	4,611	4,862
2 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	7,015	7,350
CSX Corp.	4.250%	6/1/21	8,840	9,076
CSX Corp.	3.700%	11/1/23	2,880	3,047
CSX Corp.	3.400%	8/1/24	11,461	12,068
2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	3,791	4,148
Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	6,125	6,362
Delta Air Lines Inc.	2.600%	12/4/20	14,900	14,928
Delta Air Lines Inc.	3.400%	4/19/21	8,200	8,303
Delta Air Lines Inc.	3.625%	3/15/22	17,900	18,314
Delta Air Lines Inc.	3.800%	4/19/23	8,000	8,223
Delta Air Lines Inc.	2.900%	10/28/24	14,000	13,844
FedEx Corp.	3.400%	1/14/22	2,563	2,631
FedEx Corp.	2.625%	8/1/22	8,005	8,087
FedEx Corp.	4.000%	1/15/24	15,673	16,708
JB Hunt Transport Services Inc.	3.300%	8/15/22	5,100	5,218
Kansas City Southern	3.000%	5/15/23	3,887	3,977
Norfolk Southern Corp.	3.250%	12/1/21	12,486	12,703
Norfolk Southern Corp.	3.000%	4/1/22	8,409	8,569
Norfolk Southern Corp.	2.903%	2/15/23	12,919	13,194
Norfolk Southern Corp.	3.850%	1/15/24	2,804	2,968
Ryder System Inc.	3.500%	6/1/21	3,323	3,386
Ryder System Inc.	2.250%	9/1/21	5,350	5,354
Ryder System Inc.	3.450%	11/15/21	1,550	1,586
Ryder System Inc.	2.800%	3/1/22	7,347	7,425
Ryder System Inc.	2.875%	6/1/22	6,925	7,023
Ryder System Inc.	2.500%	9/1/22	2,585	2,598
Ryder System Inc.	3.400%	3/1/23	10,795	11,108
Ryder System Inc.	3.750%	6/9/23	9,106	9,498
Ryder System Inc.	3.875%	12/1/23	2,728	2,877
Ryder System Inc.	3.650%	3/18/24	5,711	5,978
Ryder System Inc.	2.500%	9/1/24	13,075	13,087
Southwest Airlines Co.	2.750%	11/16/22	5,700	5,767
Union Pacific Corp.	4.000%	2/1/21	6,763	6,891
Union Pacific Corp.	3.200%	6/8/21	11,835	12,056
Union Pacific Corp.	2.950%	3/1/22	8,385	8,568
Union Pacific Corp.	4.163%	7/15/22	10,491	11,016
Union Pacific Corp.	2.950%	1/15/23	9,537	9,780
Union Pacific Corp.	2.750%	4/15/23	2,969	3,026
Union Pacific Corp.	3.500%	6/8/23	5,437	5,690
Union Pacific Corp.	3.646%	2/15/24	7,330	7,762
Union Pacific Corp.	3.150%	3/1/24	5,355	5,559
Union Pacific Corp.	3.750%	3/15/24	7,755	8,218
United Parcel Service Inc.	3.125%	1/15/21	11,073	11,224
United Parcel Service Inc.	2.050%	4/1/21	14,645	14,675
United Parcel Service Inc.	2.350%	5/16/22	16,549	16,725
United Parcel Service Inc.	2.450%	10/1/22	17,899	18,145
United Parcel Service Inc.	2.500%	4/1/23	12,972	13,171
United Parcel Service Inc.	2.800%	11/15/24	14,714	15,190
				16,758,875

Utilities (4.3%)
Electric (4.0%)
AEP Texas Inc.	2.400%	10/1/22	5,250	5,292
Alabama Power Co.	2.450%	3/30/22	13,025	13,162
Alabama Power Co.	3.550%	12/1/23	5,000	5,285
Ameren Corp.	2.500%	9/15/24	10,520	10,539
Ameren Illinois Co.	2.700%	9/1/22	6,085	6,187
American Electric Power Co. Inc.	3.650%	12/1/21	6,349	6,547
American Electric Power Co. Inc.	2.950%	12/15/22	5,382	5,486
Appalachian Power Co.	4.600%	3/30/21	9,110	9,364
Baltimore Gas & Electric Co.	3.500%	11/15/21	7,247	7,427
Baltimore Gas & Electric Co.	3.350%	7/1/23	5,125	5,307
Berkshire Hathaway Energy Co.	2.375%	1/15/21	7,983	8,020
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,150	6,277
Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,305	10,891
Black Hills Corp.	4.250%	11/30/23	6,716	7,132
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	8,158	8,154
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,987	3,000
CenterPoint Energy Inc.	3.600%	11/1/21	4,375	4,480
CenterPoint Energy Inc.	2.500%	9/1/22	7,675	7,728
CenterPoint Energy Inc.	3.850%	2/1/24	9,950	10,466
CenterPoint Energy Inc.	2.500%	9/1/24	7,700	7,704
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,750	2,009
CMS Energy Corp.	5.050%	3/15/22	7,523	7,950
Commonwealth Edison Co.	3.400%	9/1/21	10,095	10,328
Connecticut Light & Power Co.	2.500%	1/15/23	6,682	6,778
Consolidated Edison Inc.	2.000%	5/15/21	7,070	7,054
Consumers Energy Co.	2.850%	5/15/22	5,669	5,785
Consumers Energy Co.	3.375%	8/15/23	4,805	5,029
Delmarva Power & Light Co.	3.500%	11/15/23	5,959	6,253
Dominion Energy Inc.	4.104%	4/1/21	7,680	7,854
Dominion Energy Inc.	2.000%	8/15/21	11,107	11,090
Dominion Energy Inc.	2.715%	8/15/21	4,520	4,551
Dominion Energy Inc.	2.750%	1/15/22	10,254	10,375
Dominion Energy Inc.	2.750%	9/15/22	3,956	4,003
Dominion Energy Inc.	3.071%	8/15/24	3,100	3,168
2 Dominion Energy Inc.	5.750%	10/1/54	9,825	10,606
DPL Inc.	7.250%	10/15/21	750	780
DTE Electric Co.	3.650%	3/15/24	5,550	5,858
DTE Energy Co.	2.600%	6/15/22	3,475	3,498
DTE Energy Co.	3.300%	6/15/22	5,770	5,911
DTE Energy Co.	2.250%	11/1/22	13,450	13,412
DTE Energy Co.	3.700%	8/1/23	10,590	11,049
DTE Energy Co.	3.850%	12/1/23	7,711	8,093
DTE Energy Co.	3.500%	6/1/24	6,490	6,745
DTE Energy Co.	2.529%	10/1/24	5,071	5,085
Duke Energy Carolinas LLC	3.900%	6/15/21	5,825	5,964
Duke Energy Carolinas LLC	3.350%	5/15/22	5,000	5,164
Duke Energy Carolinas LLC	2.500%	3/15/23	10,179	10,326
Duke Energy Carolinas LLC	3.050%	3/15/23	5,377	5,548
Duke Energy Corp.	1.800%	9/1/21	7,923	7,896
Duke Energy Corp.	3.550%	9/15/21	7,680	7,858
Duke Energy Corp.	2.400%	8/15/22	6,450	6,494
Duke Energy Corp.	3.050%	8/15/22	4,628	4,723
Duke Energy Corp.	3.950%	10/15/23	10,850	11,469
Duke Energy Corp.	3.750%	4/15/24	13,720	14,482

Duke Energy Florida LLC	3.100%	8/15/21	3,536	3,601
Duke Energy Ohio Inc.	3.800%	9/1/23	8,073	8,542
Duke Energy Progress LLC	3.000%	9/15/21	5,850	5,954
Duke Energy Progress LLC	2.800%	5/15/22	10,320	10,492
Duke Energy Progress LLC	3.375%	9/1/23	7,723	8,066
Edison International	2.400%	9/15/22	8,783	8,669
Edison International	3.125%	11/15/22	4,000	4,015
Edison International	2.950%	3/15/23	4,344	4,293
Edison International	3.550%	11/15/24	5,500	5,530
Emera US Finance LP	2.700%	6/15/21	8,233	8,293
Enel Generacion Chile SA	4.250%	4/15/24	4,365	4,554
Entergy Arkansas Inc.	3.750%	2/15/21	5,747	5,854
Entergy Arkansas Inc.	3.700%	6/1/24	1,950	2,073
Entergy Corp.	4.000%	7/15/22	7,372	7,681
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,608	3,003
Entergy Louisiana LLC	4.050%	9/1/23	15,540	16,582
Entergy Louisiana LLC	5.400%	11/1/24	5,598	6,423
Evergy Inc.	2.450%	9/15/24	10,295	10,288
Eversource Energy	2.500%	3/15/21	9,475	9,529
Eversource Energy	2.750%	3/15/22	5,675	5,756
Eversource Energy	2.800%	5/1/23	9,725	9,875
Eversource Energy	3.800%	12/1/23	7,800	8,239
Eversource Energy	2.900%	10/1/24	7,673	7,840
Exelon Corp.	5.150%	12/1/20	7,302	7,472
Exelon Corp.	2.450%	4/15/21	4,200	4,218
Exelon Corp.	3.497%	6/1/22	17,251	17,647
Exelon Generation Co. LLC	3.400%	3/15/22	8,890	9,094
Exelon Generation Co. LLC	4.250%	6/15/22	9,809	10,231
FirstEnergy Corp.	2.850%	7/15/22	11,425	11,604
FirstEnergy Corp.	4.250%	3/15/23	17,548	18,500
Florida Power & Light Co.	2.750%	6/1/23	9,285	9,510
Florida Power & Light Co.	3.250%	6/1/24	8,070	8,458
Fortis Inc.	2.100%	10/4/21	7,327	7,321
Georgia Power Co.	2.400%	4/1/21	6,178	6,207
Georgia Power Co.	2.850%	5/15/22	5,108	5,201
Georgia Power Co.	2.200%	9/15/24	15,525	15,304
Great Plains Energy Inc.	4.850%	6/1/21	5,207	5,378
IPALCO Enterprises Inc.	3.700%	9/1/24	7,453	7,714
ITC Holdings Corp.	2.700%	11/15/22	10,175	10,297
ITC Holdings Corp.	3.650%	6/15/24	10,643	11,156
Kansas City Power & Light Co.	3.150%	3/15/23	5,565	5,735
LG&E & KU Energy LLC	3.750%	11/15/20	6,759	6,835
MidAmerican Energy Co.	3.500%	10/15/24	4,256	4,529
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	10,372	10,494
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,796	6,939
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	16,255	16,414
National Rural Utilities Cooperative Finance
Corp.	2.300%	9/15/22	2,968	2,987
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	5,642	5,751
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	5,585	5,861

National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	8,175	8,443
2 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	4,075	4,156
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	6,000	6,176
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	22,350	22,475
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	9,975	10,155
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,780	5,891
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	20,872	21,487
Northern States Power Co.	2.150%	8/15/22	2,875	2,887
Northern States Power Co.	2.600%	5/15/23	6,511	6,613
NV Energy Inc.	6.250%	11/15/20	6,940	7,215
Ohio Power Co.	5.375%	10/1/21	6,587	6,996
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	5,818	6,082
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	13,095	13,420
PacifiCorp	3.850%	6/15/21	6,437	6,602
PacifiCorp	2.950%	2/1/22	6,817	6,947
PacifiCorp	2.950%	6/1/23	3,650	3,747
PacifiCorp	3.600%	4/1/24	6,825	7,189
PECO Energy Co.	1.700%	9/15/21	6,908	6,894
PECO Energy Co.	2.375%	9/15/22	2,229	2,252
Pinnacle West Capital Corp.	2.250%	11/30/20	5,225	5,238
PNM Resources Inc.	3.250%	3/9/21	4,550	4,608
Potomac Electric Power Co.	3.600%	3/15/24	5,636	5,961
PPL Capital Funding Inc.	4.200%	6/15/22	9,829	10,249
PPL Capital Funding Inc.	3.500%	12/1/22	7,026	7,250
PPL Capital Funding Inc.	3.400%	6/1/23	9,051	9,304
PPL Capital Funding Inc.	3.950%	3/15/24	3,956	4,168
PPL Electric Utilities Corp.	3.000%	9/15/21	5,200	5,298
Progress Energy Inc.	4.400%	1/15/21	6,825	6,965
Progress Energy Inc.	3.150%	4/1/22	8,187	8,351
PSEG Power LLC	3.000%	6/15/21	13,340	13,503
PSEG Power LLC	3.850%	6/1/23	12,059	12,651
Public Service Co. of Colorado	2.250%	9/15/22	5,835	5,876
Public Service Co. of New Hampshire	3.500%	11/1/23	9,040	9,496
Public Service Electric & Gas Co.	1.900%	3/15/21	9,325	9,326
Public Service Electric & Gas Co.	2.375%	5/15/23	7,040	7,133
Public Service Electric & Gas Co.	3.250%	9/1/23	2,200	2,295
Public Service Enterprise Group Inc.	2.000%	11/15/21	5,200	5,195
Public Service Enterprise Group Inc.	2.650%	11/15/22	5,580	5,661
Public Service Enterprise Group Inc.	2.875%	6/15/24	12,545	12,817
Puget Energy Inc.	6.500%	12/15/20	8,370	8,743
Puget Energy Inc.	6.000%	9/1/21	6,776	7,202
Puget Energy Inc.	5.625%	7/15/22	7,176	7,676
San Diego Gas & Electric Co.	3.000%	8/15/21	3,506	3,556
San Diego Gas & Electric Co.	3.600%	9/1/23	6,825	7,145
Southern California Edison Co.	2.900%	3/1/21	3,150	3,177
Southern California Edison Co.	3.875%	6/1/21	5,010	5,113
2 Southern California Edison Co.	1.845%	2/1/22	991	979
Southern California Edison Co.	2.400%	2/1/22	4,825	4,809
Southern California Edison Co.	3.400%	6/1/23	7,550	7,788
Southern California Edison Co.	3.500%	10/1/23	9,123	9,448
Southern Co.	2.350%	7/1/21	13,824	13,878
Southern Co.	2.950%	7/1/23	12,081	12,329
2 Southern Co.	5.500%	3/15/57	5,925	6,177
Southern Power Co.	2.500%	12/15/21	6,000	6,049

Southwestern Public Service Co.	3.300%	6/15/24	4,650	4,844
Union Electric Co.	3.500%	4/15/24	5,810	6,118
Virginia Electric & Power Co.	2.950%	1/15/22	4,670	4,748
Virginia Electric & Power Co.	3.450%	9/1/22	6,589	6,811
Virginia Electric & Power Co.	2.750%	3/15/23	17,716	18,067
Virginia Electric & Power Co.	3.450%	2/15/24	4,771	4,996
WEC Energy Group Inc.	3.375%	6/15/21	12,071	12,307
WEC Energy Group Inc.	3.100%	3/8/22	700	713
Wisconsin Electric Power Co.	2.950%	9/15/21	3,320	3,368
Wisconsin Public Service Corp.	3.350%	11/21/21	6,310	6,494
Xcel Energy Inc.	2.400%	3/15/21	7,995	8,043
Xcel Energy Inc.	2.600%	3/15/22	3,900	3,946

Natural Gas (0.3%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	10,001	10,189
CenterPoint Energy Resources Corp.	3.550%	4/1/23	4,435	4,593
NiSource Inc.	2.650%	11/17/22	4,930	4,985
NiSource Inc.	3.650%	6/15/23	6,450	6,721
ONE Gas Inc.	3.610%	2/1/24	2,334	2,448
Sempra Energy	2.875%	10/1/22	13,390	13,606
Sempra Energy	2.900%	2/1/23	7,708	7,827
Sempra Energy	4.050%	12/1/23	4,631	4,906
Sempra Energy	3.550%	6/15/24	9,425	9,850
Southern California Gas Co.	3.150%	9/15/24	6,297	6,577
Southern Co. Gas Capital Corp.	3.500%	9/15/21	6,015	6,146
Southern Co. Gas Capital Corp.	2.450%	10/1/23	5,897	5,919

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	3,366	3,561
				1,366,469
Total Corporate Bonds (Cost $30,363,527)				30,940,235

			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
4 Vanguard Market Liquidity Fund
(Cost $656,857)	1.841%		6,567,927	656,924
Total Investments (100.3%) (Cost $31,288,824)				31,865,699
Other Assets and Liabilities-Net (-0.3%)				(82,899)
Net Assets (100%)				31,782,800

1 Securities with a value of $2,943,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $876,553,000, representing 2.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)

Short-Term Corporate Bond Index Fund

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	1,197	258,056	(123)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Short-Term Corporate Bond Index Fund

U.S. Government and Agency Obligations	—	268,540	—
Corporate Bonds	—	30,940,235	—
Temporary Cash Investments	656,924	—	—
Futures Contracts—Assets[1]	1,216	—	—
Futures Contracts—Liabilities[1]	(165)	—	—
Total	657,975	31,208,775	—
1 Represents variation margin on the last day of the reporting period.